United States

Securities and Exchange Commission

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01519

STATE FARM ASSOCIATES’ FUNDS TRUST

(Exact name of registrant as specified in charter)

One State Farm Plaza

Bloomington, IL 61710-0001

(Address of principal executive offices) (Zip code)

Alan Goldberg
Paul J. Smith	Stradley Ronon Stevens & Young
One State Farm Plaza	191 North Wacker Dr., Suite 1601
Bloomington, Illinois 61710-0001	Chicago, Illinois 60606
(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-800-447-0740

Date of fiscal year end: 11/30/2017

Date of reporting period: 08/31/2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

SCHEDULE OF INVESTMENTS

August 31, 2017

(Unaudited)

	Shares	Value
Common Stocks (98.77%)
Agriculture, Foods, & Beverage (11.00%)
Archer-Daniels-Midland Co.	3,477,500	$143,690,300
Coca-Cola Co., The	2,054,600	93,587,030
Kellogg Co.	930,000	60,877,800
McCormick & Company Inc.	428,600	40,772,718
Nestle SA ADR	1,175,800	99,660,808
PepsiCo Inc.	641,400	74,229,222

		512,817,878

Banks (5.16%)
M&T Bank Corp.	213,400	31,553,324
Northern Trust Corp.	422,700	37,408,950
U.S. Bancorp	710,821	36,429,576
Wells Fargo & Co.	2,643,100	134,983,117

		240,374,967

Building Materials & Construction (2.70%)
Vulcan Materials Co.	1,039,200	126,013,392

Chemicals (5.27%)
Air Products & Chemicals Inc.	830,000	120,657,100
Croda International PLC	24,910	1,237,360
E.I. du Pont de Nemours & Co.	229,200	19,236,756
International Flavors & Fragrances Inc.	525,000	71,846,250
Novozymes A/S B Shares	344,484	17,523,986
Versum Materials Inc.	415,000	15,325,950

		245,827,402

Computer Software & Services (4.89%)
Alphabet Inc. Class A(a)	112,635	107,593,457
Alphabet Inc. Class C(a)	5,916	5,557,076
Automatic Data Processing Inc.	109,900	11,701,053
CDK Global Inc.	36,633	2,362,828
Facebook Inc. Class A(a)	82,675	14,217,620
Microsoft Corp.	765,955	57,270,455
SAP SE	83,800	8,788,461
Texas Instruments Inc.	245,807	20,357,736

		227,848,686

Computers (6.31%)
Apple Inc.	1,287,217	211,103,588
International Business Machines Corp.	580,000	82,957,400

		294,060,988

Consumer & Marketing (6.96%)
AptarGroup Inc.	677,405	56,637,832
Colgate-Palmolive Co.	872,600	62,513,064
Procter & Gamble Co., The	1,765,155	162,870,852
Reckitt Benckiser Group PLC	163,469	15,496,114
Unilever NV New York Shares	451,152	26,843,544

		324,361,406

Electronic/Electrical Manufacturing (2.90%)
Emerson Electric Co.	729,400	43,063,776

	Shares	Value
Common Stocks (Cont.)
Electronic/Electrical Manufacturing (Cont.)
General Electric Co.	3,744,419	$91,925,486

		134,989,262

Financial Services (0.94%)
Berkshire Hathaway Inc. Class A(a)	162	43,974,901
Berkshire Hathaway Inc. Class B(a)	143	25,906

		44,000,807

Health Care (16.60%)
Abbott Laboratories	847,500	43,171,650
AbbVie Inc.	847,500	63,816,750
Agilent Technologies Inc.	548,071	35,471,155
Amgen Inc.	190,085	33,791,410
Celgene Corp.(a)	61,800	8,585,874
Eli Lilly and Co.	997,000	81,046,130
Johnson & Johnson	2,481,600	328,489,392
Merck & Co. Inc.	296,750	18,950,455
Novo Nordisk A/S Sponsored ADR	357,416	17,020,150
Pfizer Inc.	2,239,031	75,947,932
Roche Holding AG Sponsored ADR	732,281	23,249,922
Zoetis Inc.	705,696	44,247,139

		773,787,959

Machinery & Manufacturing (10.57%)
3M Co.	564,000	115,236,480
ASML Holding NV NY Reg. Shares	364,933	57,042,677
Caterpillar Inc.	1,162,621	136,596,341
Deere & Co.	42,900	4,973,397
Donaldson Company Inc.	765,513	36,170,489
HNI Corp.	1,439,200	52,746,680
Illinois Tool Works Inc.	652,500	89,725,275

		492,491,339

Media & Broadcasting (5.92%)
Walt Disney Co., The	2,728,640	276,138,368

Mining & Metals (2.51%)
BHP Billiton PLC	941,859	17,979,776
Nucor Corp.	531,200	29,274,432
Rio Tinto PLC	476,280	23,070,288
Rio Tinto PLC ADR	907,200	44,525,376
South32 Ltd.	941,859	2,219,312

		117,069,184

Oil & Gas (9.82%)
Chevron Corp.	1,060,000	114,077,200
Devon Energy Corp.	212,204	6,663,206
Dril-Quip Inc.(a)	16,100	604,555
Enbridge Inc.	393,550	15,738,065
Exxon Mobil Corp.	2,615,200	199,618,216
Imperial Oil Ltd.	25,300	747,615
Noble Energy Inc.	89,300	2,122,661
Royal Dutch Shell PLC ADR Class A	456,900	25,211,742

See accompanying notes to financial statements.	1

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Oil & Gas (Cont.)
Royal Dutch Shell PLC Class B	2,037,807	$56,922,276
Schlumberger Ltd.	564,642	35,860,413

		457,565,949

Retailers (2.24%)
Wal-Mart Stores Inc.	1,339,100	104,543,537

Telecom & Telecom Equipment (3.16%)
AT&T Inc.	2,140,534	80,184,404
Corning Inc.	1,284,600	36,945,096
Verizon Communications Inc.	624,900	29,976,453

		147,105,953

Transportation (1.25%)
GATX Corp.	190,700	11,552,606
Union Pacific Corp.	442,075	46,550,498

		58,103,104

Utilities & Energy (0.57%)
Duke Energy Corp.	306,966	26,798,132

Total Common Stocks
(cost $1,644,099,707)		4,603,898,313

Short-term Investments (0.83%)
JPMorgan U.S. Government Money Market Fund Capital Shares, 0.90%(b)	38,477,310	38,477,310

Total Short-term Investments
(cost $38,477,310)		38,477,310

TOTAL INVESTMENTS (99.60%)
(cost $1,682,577,017)		4,642,375,623
OTHER ASSETS, NET OF LIABILITIES (0.40%)		18,680,827

NET ASSETS (100.00%)		$4,661,056,450

(a)	Non-income producing security.

(b)	Rate shown is the 7-day yield as of August 31, 2017.

ADR - American Depositary Receipt

2	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS

August 31, 2017

(Unaudited)

	Shares	Value
Common Stocks (62.60%)
Agriculture, Foods, & Beverage (6.29%)
Archer-Daniels-Midland Co.	940,561	$38,863,981
Campbell Soup Co.	26,000	1,201,200
Coca-Cola Co., The	410,000	18,675,500
Kellogg Co.	310,000	20,292,600
Nestle SA ADR	319,174	27,053,188
PepsiCo Inc.	110,100	12,741,873

		118,828,342

Banks (3.56%)
M&T Bank Corp.	58,300	8,620,238
Northern Trust Corp.	104,700	9,265,950
U.S. Bancorp	218,145	11,179,931
Wells Fargo & Co.	747,600	38,179,932

		67,246,051

Building Materials & Construction (1.03%)
Vulcan Materials Co.	160,200	19,425,852

Chemicals (4.03%)
Air Products & Chemicals Inc.	230,000	33,435,100
Dow Chemical Co., The	69,000	4,598,850
E.I. du Pont de Nemours & Co.	132,105	11,087,573
International Flavors & Fragrances Inc.	120,000	16,422,000
Novozymes A/S B Shares	124,350	6,325,715
Versum Materials Inc.	115,000	4,246,950

		76,116,188

Computer Software & Services (4.33%)
Alphabet Inc. Class A(a)	36,687	35,044,890
Alphabet Inc. Class C(a)	3,559	3,343,075
Automatic Data Processing Inc.	47,400	5,046,678
CDK Global Inc.	15,800	1,019,100
Facebook Inc. Class A(a)	49,575	8,525,413
Microsoft Corp.	147,298	11,013,471
SAP SE	52,800	5,537,360
Texas Instruments Inc.	147,484	12,214,625

		81,744,612

Computers (3.92%)
Apple Inc.	318,176	52,180,865
International Business Machines Corp.	152,100	21,754,863

		73,935,728

Consumer & Marketing (4.43%)
AptarGroup Inc.	134,100	11,212,101
Colgate-Palmolive Co.	80,000	5,731,200
Procter & Gamble Co., The	477,700	44,077,379
Reckitt Benckiser Group PLC	65,387	6,198,389
Unilever NV New York Shares	276,106	16,428,307

		83,647,376

Electronic/Electrical Manufacturing (1.34%)
Emerson Electric Co.	98,600	5,821,344

	Shares	Value
Common Stocks (Cont.)
Electronic/Electrical Manufacturing (Cont.)
General Electric Co.	796,300	$19,549,165

		25,370,509

Financial Services (0.49%)
Berkshire Hathaway Inc. Class A(a)	34	9,229,300
Berkshire Hathaway Inc. Class B(a)	533	96,558

		9,325,858

Health Care (8.96%)
Abbott Laboratories	146,675	7,471,624
AbbVie Inc.	92,000	6,927,600
Agilent Technologies Inc.	143,787	9,305,895
Amgen Inc.	70,750	12,577,228
Eli Lilly and Co.	212,000	17,233,480
Johnson & Johnson	417,700	55,290,950
Medtronic PLC	21,600	1,741,392
Merck & Co. Inc.	103,200	6,590,352
Novo Nordisk A/S Sponsored ADR	153,404	7,305,098
Pfizer Inc.	728,140	24,698,509
Roche Holding AG Sponsored ADR	179,815	5,709,126
Zoetis Inc.	229,495	14,389,336

		169,240,590

Machinery & Manufacturing (6.07%)
3M Co.	124,600	25,458,272
ASML Holding NV NY Reg. Shares	82,440	12,886,196
Caterpillar Inc.	262,400	30,829,376
Deere & Co.	72,202	8,370,378
Donaldson Company Inc.	279,017	13,183,553
HNI Corp.	160,000	5,864,000
Illinois Tool Works Inc.	130,600	17,958,806

		114,550,581

Media & Broadcasting (5.72%)
Lee Enterprises Inc.(a)	84,000	176,400
Walt Disney Co., The	1,065,995	107,878,694

		108,055,094

Mining & Metals (2.68%)
BHP Billiton PLC	169,900	3,243,335
Newmont Mining Corp.	29,200	1,119,528
Nucor Corp.	436,800	24,072,048
Rio Tinto PLC	153,825	7,451,052
Rio Tinto PLC ADR	293,000	14,380,440
South32 Ltd.	169,900	400,337

		50,666,740

Oil & Gas (5.61%)
Chevron Corp.	288,000	30,994,560
Devon Energy Corp.	76,170	2,391,738
Enbridge Inc.	78,375	3,134,216
Exxon Mobil Corp.	512,400	39,111,492

See accompanying notes to financial statements.	3

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Oil & Gas (Cont.)
Noble Energy Inc.	39,800	$946,046
Royal Dutch Shell PLC ADR Class A	216,400	11,940,952
Royal Dutch Shell PLC Class B	163,579	4,569,269
Schlumberger Ltd.	201,727	12,811,682

		105,899,955

Retailers (1.14%)
Wal-Mart Stores Inc.	276,700	21,601,969

Telecom & Telecom Equipment (1.91%)
AT&T Inc.	533,359	19,979,628
Corning Inc.	372,300	10,707,348
Verizon Communications Inc.	112,490	5,396,145

		36,083,121

Transportation (0.75%)
GATX Corp.	68,200	4,131,556
Union Pacific Corp.	95,035	10,007,186

		14,138,742

Utilities & Energy (0.34%)
Duke Energy Corp.	72,333	6,314,671

Total Common Stocks
(cost $440,924,856)		1,182,191,979

	Principal amount	Value
Corporate Bonds (21.94%)
Aerospace/Defense (0.78%)
Precision Castparts Corp.
2.250%, 06/15/2020	$1,000,000	$1,015,008
Rolls-Royce PLC(b)
2.375%, 10/14/2020	1,000,000	1,006,378
Lockheed Martin Corp.
3.350%, 09/15/2021	1,000,000	1,047,246
Boeing Co.
2.350%, 10/30/2021	1,000,000	1,017,501
United Technologies Corp.
3.100%, 06/01/2022	1,000,000	1,032,774
Boeing Co.
2.850%, 10/30/2024	1,000,000	1,023,722
Raytheon Co.
3.150%, 12/15/2024	1,000,000	1,038,867
Lockheed Martin Corp.
2.900%, 03/01/2025	1,000,000	1,009,047
Precision Castparts Corp.
3.250%, 06/15/2025	1,000,000	1,032,314
Rolls-Royce PLC(b)
3.625%, 10/14/2025	1,000,000	1,045,726
Lockheed Martin Corp.
3.550%, 01/15/2026	1,000,000	1,044,362
Boeing Co.
2.250%, 06/15/2026	500,000	484,310
General Dynamics Corp.
2.125%, 08/15/2026	500,000	476,295

	Principal amount	Value
Corporate Bonds (Cont.)
Aerospace/Defense (Cont.)
United Technologies Corp.
2.650%, 11/01/2026	$500,000	$487,150
Airbus SE(b)
3.150%, 04/10/2027	1,000,000	1,022,792
United Technologies Corp.
3.125%, 05/04/2027	1,000,000	1,004,406

		14,787,898

Agriculture, Foods, & Beverage (1.61%)
Sysco Corp.
5.250%, 02/12/2018	1,000,000	1,015,007
PepsiCo Inc.
5.000%, 06/01/2018	1,000,000	1,025,991
Coca-Cola Co., The
2.450%, 11/01/2020	1,000,000	1,021,157
Kellogg Co.
4.000%, 12/15/2020	2,000,000	2,124,742
PepsiCo Inc.
2.750%, 03/05/2022	1,000,000	1,033,716
JM Smucker Co.
3.000%, 03/15/2022	1,000,000	1,026,016
Kellogg Co.
3.125%, 05/17/2022	1,000,000	1,034,371
Sysco Corp.
2.600%, 06/12/2022	1,000,000	1,009,193
Campbell Soup Co.
2.500%, 08/02/2022	1,000,000	1,008,892
Kellogg Co.
2.750%, 03/01/2023	1,000,000	1,004,826
PepsiCo Inc.
2.750%, 03/01/2023	1,000,000	1,028,980
Coca-Cola Co., The
2.500%, 04/01/2023	2,000,000	2,027,406
Hershey Co.
2.625%, 05/01/2023	1,300,000	1,323,561
Mondelez International Inc.
4.000%, 02/01/2024	1,000,000	1,075,876
General Mills Inc.
3.650%, 02/15/2024	1,000,000	1,051,350
PepsiCo Inc.
3.600%, 03/01/2024	1,000,000	1,069,484
JM Smucker Co.
3.500%, 03/15/2025	1,000,000	1,037,315
PepsiCo Inc.
3.500%, 07/17/2025	1,000,000	1,061,548
Hershey Co.
3.200%, 08/21/2025	1,000,000	1,028,058
Coca-Cola Co., The
2.875%, 10/27/2025	1,000,000	1,017,026
PepsiCo Inc.
2.850%, 02/24/2026	1,000,000	1,009,253
Coca-Cola Co., The
2.550%, 06/01/2026	500,000	495,204
Sysco Corp.
3.300%, 07/15/2026	1,000,000	1,011,744

4	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2017

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Agriculture, Foods, & Beverage (Cont.)
Hershey Co.
2.300%, 08/15/2026	$1,000,000	$949,755
Coca-Cola Co., The
2.250%, 09/01/2026	1,000,000	962,997
Danone SA(b)
2.947%, 11/02/2026	1,000,000	975,846
General Mills Inc.
3.200%, 02/10/2027	1,000,000	1,006,055
Coca-Cola Co., The
2.900%, 05/25/2027	500,000	505,098
Sysco Corp.
3.250%, 07/15/2027	500,000	504,404

		30,444,871

Automotive (0.67%)
American Honda Finance Corp.
2.125%, 10/10/2018	500,000	503,232
Toyota Motor Credit Corp.
2.000%, 10/24/2018	1,000,000	1,005,901
2.100%, 01/17/2019	500,000	503,796
Daimler Finance NA LLC(b)
2.250%, 03/02/2020	500,000	502,660
American Honda Finance Corp.
2.450%, 09/24/2020	1,000,000	1,016,887
BMW US Capital LLC(b)
2.000%, 04/11/2021	1,000,000	1,000,288
Toyota Motor Credit Corp.
2.750%, 05/17/2021	1,000,000	1,024,406
Daimler Finance NA LLC(b)
2.000%, 07/06/2021	1,000,000	987,860
American Honda Finance Corp.
1.650%, 07/12/2021	500,000	492,666
Toyota Motor Credit Corp.
3.300%, 01/12/2022	1,000,000	1,047,692
2.625%, 01/10/2023	1,000,000	1,016,350
2.900%, 04/17/2024	1,000,000	1,025,555
BMW US Capital LLC(b)
2.800%, 04/11/2026	500,000	494,264
American Honda Finance Corp.
2.300%, 09/09/2026	1,000,000	957,889
BMW US Capital LLC(b)
3.300%, 04/06/2027	1,000,000	1,025,067

		12,604,513

Banks (1.07%)
Wachovia Bank NA
6.000%, 11/15/2017	500,000	504,344
Wells Fargo & Co.
5.625%, 12/11/2017	500,000	505,448
Bank of New York Mellon Corp.
2.100%, 08/01/2018	1,000,000	1,004,621
U.S. Bancorp
1.950%, 11/15/2018	1,000,000	1,004,837
Wells Fargo & Co.
2.150%, 01/15/2019	500,000	503,535

	Principal amount	Value
Corporate Bonds (Cont.)
Banks (Cont.)
Bank of New York Mellon Corp.
2.200%, 03/04/2019	$1,000,000	$1,006,852
State Street Corp.
2.550%, 08/18/2020	1,000,000	1,021,775
PNC Bank NA
2.450%, 11/05/2020	500,000	507,242
Wells Fargo & Co.
3.000%, 01/22/2021	1,000,000	1,029,434
Toronto-Dominion Bank
2.125%, 04/07/2021	1,000,000	1,003,641
PNC Bank NA
2.150%, 04/29/2021	1,000,000	1,002,775
U.S. Bancorp
3.000%, 03/15/2022	1,000,000	1,036,053
3.700%, 01/30/2024	500,000	531,142
Bank of New York Mellon Corp.
3.650%, 02/04/2024	1,000,000	1,058,937
State Street Corp.
3.300%, 12/16/2024	1,000,000	1,044,556
PNC Bank NA
3.250%, 06/01/2025	500,000	515,730
State Street Corp.
3.550%, 08/18/2025	500,000	530,333
Wells Fargo & Co.
3.000%, 04/22/2026	1,000,000	989,196
Bank of New York Mellon Corp.
2.800%, 05/04/2026	500,000	497,204
State Street Corp.
2.650%, 05/19/2026	1,000,000	988,428
U.S. Bancorp
2.375%, 07/22/2026	1,000,000	963,559
Bank of New York Mellon Corp.
2.450%, 08/17/2026	500,000	483,026
Wells Fargo & Co.
3.000%, 10/23/2026	1,500,000	1,483,044
U.S. Bancorp
3.150%, 04/27/2027	1,000,000	1,018,185

		20,233,897

Chemicals (0.49%)
Monsanto Co.
1.850%, 11/15/2018	500,000	500,025
Praxair Inc.
2.450%, 02/15/2022	2,000,000	2,025,714
Monsanto Co.
2.200%, 07/15/2022	1,300,000	1,272,505
E.I. du Pont de Nemours and Co.
2.800%, 02/15/2023	1,000,000	1,016,161
Praxair Inc.
2.700%, 02/21/2023	1,000,000	1,008,907
Monsanto Co.
2.850%, 04/15/2025	1,000,000	984,949
Praxair Inc.
3.200%, 01/30/2026	1,000,000	1,034,003
Air Liquide Finance(b)
2.500%, 09/27/2026	500,000	482,652

See accompanying notes to schedules of investments.	5

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2017

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Chemicals (Cont.)
Ecolab Inc.
2.700%, 11/01/2026	$1,000,000	$974,862

		9,299,778

Commercial Service/Supply (0.14%)
Pitney Bowes Inc.
5.750%, 09/15/2017	500,000	500,170
Cintas Corp. No. 2
3.250%, 06/01/2022	2,000,000	2,071,414

		2,571,584

Computer Software & Services (1.10%)
Oracle Corp.
2.375%, 01/15/2019	1,000,000	1,011,685
Automatic Data Processing Inc.
2.250%, 09/15/2020	500,000	506,830
Microsoft Corp.
4.000%, 02/08/2021	2,000,000	2,140,786
2.125%, 11/15/2022	2,000,000	2,002,086
Intel Corp.
2.700%, 12/15/2022	2,000,000	2,047,998
Microsoft Corp.
2.375%, 05/01/2023	1,000,000	1,006,184
Texas Instruments Inc.
2.250%, 05/01/2023	3,000,000	2,993,229
Oracle Corp.
3.625%, 07/15/2023	1,000,000	1,070,629
Alphabet Inc.
3.375%, 02/25/2024	1,000,000	1,059,791
Intel Corp.
3.700%, 07/29/2025	1,000,000	1,065,863
Automatic Data Processing Inc.
3.375%, 09/15/2025	1,000,000	1,051,674
Intel Corp.
2.600%, 05/19/2026	1,000,000	981,110
Oracle Corp.
2.650%, 07/15/2026	1,000,000	982,860
Microsoft Corp.
2.400%, 08/08/2026	1,000,000	973,415
Alphabet Inc.
1.998%, 08/15/2026	1,000,000	947,696
QUALCOMM Inc.
3.250%, 05/20/2027	1,000,000	1,014,204

		20,856,040

Computers (0.32%)
International Business Machines Corp.
5.700%, 09/14/2017	1,000,000	1,000,956
1.875%, 05/15/2019	3,000,000	3,013,251
1.625%, 05/15/2020	2,000,000	1,996,898

		6,011,105

	Principal amount	Value
Corporate Bonds (Cont.)
Consumer & Marketing (1.21%)
Unilever Capital Corp.
2.200%, 03/06/2019	$1,000,000	$1,008,230
Kimberly-Clark Corp.
1.900%, 05/22/2019	500,000	502,924
Unilever Capital Corp.
4.250%, 02/10/2021	3,000,000	3,229,329
Estee Lauder Companies Inc., The
1.700%, 05/10/2021	500,000	496,020
Procter & Gamble Co., The
2.300%, 02/06/2022	1,000,000	1,014,477
Colgate-Palmolive Co.
2.300%, 05/03/2022	2,000,000	2,024,704
1.950%, 02/01/2023	1,000,000	990,685
2.100%, 05/01/2023	2,000,000	1,982,378
NIKE Inc.
2.250%, 05/01/2023	1,500,000	1,503,717
Kimberly-Clark Corp.
2.400%, 06/01/2023	1,000,000	1,002,260
Procter & Gamble Co.,
The 3.100%, 08/15/2023	2,000,000	2,101,420
Reckitt Benckiser Treasury Services PLC(b)
2.750%, 06/26/2024	500,000	502,161
Unilever Capital Corp.
3.100%, 07/30/2025	1,000,000	1,021,941
Kimberly-Clark Corp.
3.050%, 08/15/2025	1,000,000	1,031,234
Procter & Gamble Co., The
2.700%, 02/02/2026	500,000	504,214
Kimberly-Clark Corp.
2.750%, 02/15/2026	1,000,000	1,007,304
Unilever Capital Corp.
2.000%, 07/28/2026	500,000	466,680
NIKE Inc.
2.375%, 11/01/2026	1,000,000	969,540
Unilever Capital Corp.
2.900%, 05/05/2027	500,000	499,732
Reckitt Benckiser Treasury Services PLC(b)
3.000%, 06/26/2027	1,000,000	998,997

		22,857,947

Electronic/Electrical Manufacturing (0.76%)
Emerson Electric Co.
5.375%, 10/15/2017	1,000,000	1,004,230
5.250%, 10/15/2018	500,000	520,158
Johnson Controls International PLC
4.250%, 03/01/2021	2,000,000	2,127,390
Emerson Electric Co.
2.625%, 12/01/2021	1,000,000	1,027,854

6	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2017

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Electronic/Electrical Manufacturing (Cont.)
Siemens Financieringsmaatschappij NV(b)
2.900%, 05/27/2022	$500,000	$514,863
General Electric Co.
2.700%, 10/09/2022	1,000,000	1,023,562
Emerson Electric Co.
2.625%, 02/15/2023	1,000,000	1,012,999
Honeywell International Inc.
3.350%, 12/01/2023	1,000,000	1,051,292
General Electric Co.
3.375%, 03/11/2024	1,000,000	1,055,803
Siemens Financieringsmaatschappij NV(b)
3.250%, 05/27/2025	1,000,000	1,028,869
Emerson Electric Co.
3.150%, 06/01/2025	1,000,000	1,036,288
Siemens Financieringsmaatschappij NV(b)
2.350%, 10/15/2026	1,000,000	952,222
Honeywell International Inc.
2.500%, 11/01/2026	2,000,000	1,943,642

		14,299,172

Financial Services (0.63%)
General Electric Capital Corp.
5.625%, 09/15/2017	500,000	500,534
JPMorgan Chase Bank NA
6.000%, 10/01/2017	1,500,000	1,504,628
General Electric Capital Corp.
5.625%, 05/01/2018	500,000	513,612
Mastercard Inc.
2.000%, 11/21/2021	500,000	499,658
JPMorgan Chase & Co.
4.500%, 01/24/2022	1,000,000	1,087,026
General Electric Capital Corp.
3.150%, 09/07/2022	287,000	300,083
Visa Inc.
2.800%, 12/14/2022	1,000,000	1,025,762
JPMorgan Chase & Co.
3.200%, 01/25/2023	1,000,000	1,028,867
3.625%, 05/13/2024	500,000	524,572
3.125%, 01/23/2025	1,000,000	1,009,057
GE Capital International Funding Co.
3.373%, 11/15/2025	747,000	778,390
Visa Inc.
3.150%, 12/14/2025	1,000,000	1,029,574
JPMorgan Chase & Co.
3.300%, 04/01/2026	1,000,000	1,008,727
Mastercard Inc.
2.950%, 11/21/2026	1,000,000	1,016,037

		11,826,527

Health Care (2.21%)
AstraZeneca PLC
5.900%, 09/15/2017	750,000	750,815

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
GlaxoSmithKline Capital Inc.
5.650%, 05/15/2018	$1,000,000	$1,029,349
Eli Lilly and Co.
1.950%, 03/15/2019	1,000,000	1,005,175
Pfizer Inc.
2.100%, 05/15/2019	1,000,000	1,009,779
Amgen Inc.
2.200%, 05/22/2019	1,000,000	1,005,695
AstraZeneca PLC
1.950%, 09/18/2019	500,000	500,366
Becton Dickinson & Co.
3.125%, 11/08/2021	1,000,000	1,025,351
Abbott Laboratories
2.550%, 03/15/2022	1,000,000	998,729
Medtronic Inc.
3.125%, 03/15/2022	2,000,000	2,072,874
EMD Finance LLC(b)
2.950%, 03/19/2022	1,000,000	1,022,646
Bristol-Myers Squibb Co.
2.000%, 08/01/2022	1,500,000	1,493,348
Merck & Co. Inc.
2.400%, 09/15/2022	1,000,000	1,017,781
Novartis Capital Corp.
2.400%, 09/21/2022	2,000,000	2,029,676
GlaxoSmithKline Capital Inc.
2.800%, 03/18/2023	1,000,000	1,027,222
Merck & Co. Inc.
2.800%, 05/18/2023	3,000,000	3,080,451
Pfizer Inc.
3.000%, 06/15/2023	2,000,000	2,086,926
Johnson & Johnson
3.375%, 12/05/2023	1,500,000	1,613,516
Medtronic Inc.
3.625%, 03/15/2024	1,000,000	1,064,344
Novartis Capital Corp.
3.400%, 05/06/2024	1,500,000	1,580,636
Pfizer Inc.
3.400%, 05/15/2024	1,000,000	1,058,635
Stryker Corp.
3.375%, 05/15/2024	1,000,000	1,037,194
Amgen Inc.
3.625%, 05/22/2024	1,000,000	1,045,293
Bayer U.S. Finance LLC(b)
3.375%, 10/08/2024	1,000,000	1,032,427
Abbott Laboratories
2.950%, 03/15/2025	1,000,000	987,711
EMD Finance LLC(b)
3.250%, 03/19/2025	1,000,000	1,021,916
Eli Lilly and Co.
2.750%, 06/01/2025	1,000,000	1,013,638
Roche Holdings Inc.(b)
3.000%, 11/10/2025	2,000,000	2,033,434
AstraZeneca PLC
3.375%, 11/16/2025	1,000,000	1,023,113

See accompanying notes to schedules of investments.	7

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2017

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
Novartis Capital Corp.
3.000%, 11/20/2025	$1,000,000	$1,022,458
Johnson & Johnson
2.450%, 03/01/2026	500,000	494,296
Stryker Corp.
3.500%, 03/15/2026	1,000,000	1,037,522
Roche Holdings Inc.(b)
2.625%, 05/15/2026	500,000	492,702
Pfizer Inc.
2.750%, 06/03/2026	1,000,000	998,549
Amgen Inc.
2.600%, 08/19/2026	1,000,000	961,608
Eli Lilly and Co.
3.100%, 05/15/2027	500,000	511,848
AstraZeneca PLC
3.125%, 06/12/2027	500,000	498,600

		41,685,623

Machinery & Manufacturing (1.22%)
Dover Corp.
5.450%, 03/15/2018	1,000,000	1,018,873
Caterpillar Financial Services Corp.
5.450%, 04/15/2018	1,000,000	1,023,752
3M Co.
1.625%, 06/15/2019	2,000,000	2,008,664
Danaher Corp.
2.400%, 09/15/2020	500,000	508,244
John Deere Capital Corp.
2.800%, 03/04/2021	500,000	512,640
Caterpillar Inc.
3.900%, 05/27/2021	2,000,000	2,131,266
John Deere Capital Corp.
2.750%, 03/15/2022	1,000,000	1,023,145
Caterpillar Financial Services Corp.
2.850%, 06/01/2022	1,000,000	1,025,058
Deere & Co.
2.600%, 06/08/2022	2,000,000	2,037,934
Covidien International
3.200%, 06/15/2022	2,000,000	2,081,564
3M Co.
2.000%, 06/26/2022	1,500,000	1,502,256
Thermo Fisher Scientific Inc.
3.150%, 01/15/2023	1,000,000	1,028,490
Caterpillar Financial Services Corp.
2.625%, 03/01/2023	1,000,000	1,011,154
Caterpillar Inc.
3.400%, 05/15/2024	1,000,000	1,050,947
John Deere Capital Corp.
3.350%, 06/12/2024	1,500,000	1,572,016
3M Co.
3.000%, 08/07/2025	2,000,000	2,047,802
Dover Corp.
3.150%, 11/15/2025	1,000,000	1,026,799
3M Co.
2.250%, 09/19/2026	500,000	481,293

		23,091,897

	Principal amount	Value
Corporate Bonds (Cont.)
Media & Broadcasting (0.38%)
Walt Disney Co., The
1.850%, 05/30/2019	$2,000,000	$2,009,098
Comcast Corp.
3.125%, 07/15/2022	2,000,000	2,082,678
Reed Elsevier Capital
3.125%, 10/15/2022	1,000,000	1,019,386
Comcast Corp.
3.600%, 03/01/2024	1,000,000	1,056,363
2.350%, 01/15/2027	1,000,000	941,153

		7,108,678

Mining & Metals (0.24%)
Alcoa Inc.
5.720%, 02/23/2019	838,000	877,044
BHP Billiton Finance USA Ltd.
3.250%, 11/21/2021	1,000,000	1,053,134
Alcoa Inc.
5.870%, 02/23/2022	756,000	825,930
Rio Tinto Finance USA PLC
2.875%, 08/21/2022	168,000	172,177
BHP Billiton Finance USA Ltd.
3.850%, 09/30/2023	500,000	542,713
Rio Tinto Finance USA Ltd.
3.750%, 06/15/2025	1,000,000	1,065,261

		4,536,259

Oil & Gas (1.64%)
Shell International Finance
1.900%, 08/10/2018	1,000,000	1,003,811
Total Capital SA
2.125%, 08/10/2018	1,000,000	1,005,912
Chevron Corp.
4.950%, 03/03/2019	3,000,000	3,148,443
BP Capital Markets PLC
4.750%, 03/10/2019	3,000,000	3,137,997
Exxon Mobil Corp.
1.819%, 03/15/2019	1,000,000	1,004,536
Shell International Finance
4.300%, 09/22/2019	1,000,000	1,051,593
Total Capital International SA
2.750%, 06/19/2021	1,000,000	1,029,456
Exxon Mobil Corp.
2.397%, 03/06/2022	1,000,000	1,013,290
Trans-Canada Pipelines
2.500%, 08/01/2022	2,000,000	2,012,512
Shell International Finance
2.375%, 08/21/2022	1,000,000	1,009,460
Chevron Corp.
2.355%, 12/05/2022	1,000,000	1,005,744
Total Capital International SA
2.700%, 01/25/2023	1,000,000	1,019,285
Occidental Petroleum Corp.
2.700%, 02/15/2023	2,000,000	2,020,168
Chevron Corp.
3.191%, 06/24/2023	1,000,000	1,045,110

8	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2017

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Oil & Gas (Cont.)
Total Capital Canada Ltd.
2.750%, 07/15/2023	$500,000	$509,618
Schlumberger Investment
3.650%, 12/01/2023	1,000,000	1,068,536
Exxon Mobil Corp.
3.176%, 03/15/2024	2,000,000	2,093,526
2.709%, 03/06/2025	1,000,000	1,016,333
Shell International Finance
3.250%, 05/11/2025	1,000,000	1,036,924
Occidental Petroleum Corp.
3.500%, 06/15/2025	500,000	516,922
Chevron Corp.
3.326%, 11/17/2025	1,000,000	1,043,003
Trans-Canada Pipelines
4.875%, 01/15/2026	1,000,000	1,130,755
Exxon Mobil Corp.
3.043%, 03/01/2026	1,000,000	1,028,046
Shell International Finance
2.875%, 05/10/2026	1,000,000	1,005,540

		30,956,520

Retailers (1.60%)
Target Corp.
6.000%, 01/15/2018	500,000	508,311
Wal-Mart Stores Inc.
5.800%, 02/15/2018	1,000,000	1,020,138
McDonald’s Corp.
5.350%, 03/01/2018	1,000,000	1,018,719
Home Depot Inc.
2.250%, 09/10/2018	1,000,000	1,007,420
CVS Caremark Corp.
2.250%, 12/05/2018	1,000,000	1,006,472
Target Corp.
2.300%, 06/26/2019	1,000,000	1,012,254
Wal-Mart Stores Inc.
4.250%, 04/15/2021	2,000,000	2,170,998
McDonald’s Corp.
3.625%, 05/20/2021	2,000,000	2,103,998
TJX Companies Inc., The
2.750%, 06/15/2021	1,000,000	1,026,064
McDonald’s Corp.
2.625%, 01/15/2022	1,000,000	1,016,299
Lowe’s Companies Inc.
3.120%, 04/15/2022	1,000,000	1,041,565
Home Depot Inc.
2.625%, 06/01/2022	500,000	510,338
CVS Health Corp.
3.500%, 07/20/2022	1,000,000	1,045,654
Home Depot Inc.
2.700%, 04/01/2023	2,000,000	2,039,014
Wal-Mart Stores Inc.
2.550%, 04/11/2023	1,000,000	1,019,081
CVS Caremark Corp.
4.000%, 12/05/2023	1,000,000	1,070,316

	Principal amount	Value
Corporate Bonds (Cont.)
Retailers (Cont.)
Wal-Mart Stores Inc.
3.300%, 04/22/2024	$500,000	$529,358
Costco Wholesale Corp.
2.750%, 05/18/2024	1,000,000	1,011,321
McDonald’s Corp.
3.250%, 06/10/2024	1,000,000	1,041,495
Target Corp.
3.500%, 07/01/2024	1,000,000	1,049,443
Home Depot Inc.
3.350%, 09/15/2025	1,000,000	1,047,235
Lowe’s Companies Inc.
3.375%, 09/15/2025	1,000,000	1,041,520
Home Depot Inc.
3.000%, 04/01/2026	1,000,000	1,016,001
Lowe’s Companies Inc.
2.500%, 04/15/2026	1,000,000	964,730
Target Corp.
2.500%, 04/15/2026	1,000,000	959,884
TJX Companies Inc., The
2.250%, 09/15/2026	1,000,000	943,504
Costco Wholesale Corp.
3.000%, 05/18/2027	1,000,000	1,011,214
Amazon.com Inc.(b)
3.150%, 08/22/2027	1,000,000	1,018,001

		30,250,347

Telecom & Telecom Equipment (0.94%)
AT&T Inc.
2.375%, 11/27/2018	1,000,000	1,006,625
2.300%, 03/11/2019	1,000,000	1,006,420
Verizon Communications Inc.
4.500%, 09/15/2020	1,000,000	1,072,701
3.450%, 03/15/2021	1,000,000	1,039,237
Deutsche Telekom International Finance BV(b)
1.950%, 09/19/2021	1,000,000	982,110
AT&T Inc.
3.000%, 02/15/2022	3,000,000	3,038,262
Vodafone Group PLC
2.500%, 09/26/2022	1,000,000	1,009,101
Verizon Communications Inc.
2.450%, 11/01/2022	2,000,000	1,980,210
Vodafone Group PLC
2.950%, 02/19/2023	1,000,000	1,019,342
Cisco Systems Inc.
3.625%, 03/04/2024	1,000,000	1,068,183
Verizon Communications Inc.
4.150%, 03/15/2024	1,000,000	1,060,079
Cisco Systems Inc.
3.500%, 06/15/2025	500,000	529,662
2.950%, 02/28/2026	500,000	506,774
Verizon Communications Inc.
2.625%, 08/15/2026	1,000,000	938,060

See accompanying notes to schedules of investments.	9

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2017

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Telecom & Telecom Equipment (Cont.)
Cisco Systems Inc.
2.500%, 09/20/2026	$500,000	$488,521
AT&T Inc.
3.900%, 08/14/2027	1,000,000	1,008,733

		17,754,020

Transportation (0.81%)
United Parcel Service Inc.
5.500%, 01/15/2018	1,000,000	1,014,873
Union Pacific Corp.
2.250%, 02/15/2019	1,000,000	1,010,153
Burlington Northern Santa Fe
3.050%, 09/01/2022	500,000	517,374
United Parcel Service Inc.
2.450%, 10/01/2022	2,000,000	2,031,446
Burlington Northern Santa Fe
3.000%, 03/15/2023	1,500,000	1,553,738
Union Pacific Corp.
2.750%, 04/15/2023	1,000,000	1,024,004
Norfolk Southern Corp.
3.850%, 01/15/2024	1,000,000	1,068,553
Burlington Northern Santa Fe
3.750%, 04/01/2024	1,000,000	1,072,140
Union Pacific Corp.
3.250%, 08/15/2025	500,000	521,370
Canadian National Railway Co.
2.750%, 03/01/2026	2,000,000	2,009,792
Union Pacific Corp.
2.750%, 03/01/2026	1,000,000	1,002,724
Norfolk Southern Corp.
2.900%, 06/15/2026	500,000	500,586
United Parcel Service Inc.
2.400%, 11/15/2026	500,000	489,344
Union Pacific Corp.
3.000%, 04/15/2027	1,000,000	1,015,152
Norfolk Southern Corp.
3.150%, 06/01/2027	500,000	507,225

		15,338,474

Utilities & Energy (4.12%)
NSTAR Electric Co.
5.625%, 11/15/2017	1,500,000	1,510,570
Northern States Power Co.
5.250%, 03/01/2018	1,000,000	1,017,060
PECO Energy Co.
5.350%, 03/01/2018	1,000,000	1,018,310
Commonwealth Edison Co.
5.800%, 03/15/2018	500,000	510,700
Ameren Union Electric
6.000%, 04/01/2018	1,000,000	1,023,909
Consolidated Edison Co.of New York
5.850%, 04/01/2018	500,000	512,060
Duke Energy Carolinas
5.100%, 04/15/2018	1,000,000	1,020,549
Public Service Electric and Gas Co.
5.300%, 05/01/2018	500,000	511,635

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
2.300%, 09/15/2018	$1,000,000	$1,006,485
MidAmerican Energy Co.
2.400%, 03/15/2019	1,500,000	1,514,212
Public Service Electric and Gas Co.
1.800%, 06/01/2019	1,000,000	1,003,723
Kentucky Utilities Co.
3.250%, 11/01/2020	500,000	518,500
Southern California Edison Co.
3.875%, 06/01/2021	2,000,000	2,128,776
San Diego Gas & Electric Co.
3.000%, 08/15/2021	500,000	518,340
Southern California Edison Co.
2.400%, 02/01/2022	1,000,000	1,011,511
Carolina Power & Light Co.
2.800%, 05/15/2022	2,000,000	2,055,332
Consumers Energy Co.
2.850%, 05/15/2022	1,000,000	1,029,967
Georgia Power Co.
2.850%, 05/15/2022	1,000,000	1,021,771
Detroit Edison Co.
2.650%, 06/15/2022	500,000	508,402
CenterPoint Energy Houston LLC
2.250%, 08/01/2022	1,000,000	1,001,469
Baltimore Gas & Electric Co.
2.800%, 08/15/2022	1,000,000	1,019,626
Northern States Power Co.
2.150%, 08/15/2022	500,000	499,978
Pacific Gas & Electric
2.450%, 08/15/2022	1,000,000	1,005,061
Ameren Illinois Co.
2.700%, 09/01/2022	1,000,000	1,022,347
PPL Electric Utilities
2.500%, 09/01/2022	1,000,000	1,003,873
PECO Energy Co.
2.375%, 09/15/2022	500,000	503,724
Public Service Company of Colorado
2.250%, 09/15/2022	1,000,000	1,003,761
Tampa Electric Co.
2.600%, 09/15/2022	500,000	503,492
NSTAR Electric Co.
2.375%, 10/15/2022	500,000	503,146
Public Service Company of Colorado
2.500%, 03/15/2023	1,000,000	1,008,889
Virginia Electric & Power Co.
2.750%, 03/15/2023	1,000,000	1,017,994
Northern States Power Co.
2.600%, 05/15/2023	1,000,000	1,014,663
Public Service Electric and Gas Co.
2.375%, 05/15/2023	2,000,000	2,000,980
Florida Power & Light Co.
2.750%, 06/01/2023	2,000,000	2,051,418
Pacificorp
2.950%, 06/01/2023	1,000,000	1,035,795
Pacific Gas & Electric
3.250%, 06/15/2023	1,000,000	1,040,260

10	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2017

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Consumers Energy Co.
3.375%, 08/15/2023	$1,000,000	$1,054,914
Laclede Gas Co.
3.400%, 08/15/2023	1,000,000	1,027,911
Duke Energy Ohio Inc.
3.800%, 09/01/2023	1,000,000	1,072,521
San Diego Gas & Electric Co.
3.600%, 09/01/2023	2,000,000	2,126,870
Public Service Company of New Hampshire
3.500%, 11/01/2023	500,000	528,834
Delmarva Power & Light Co.
3.500%, 11/15/2023	1,000,000	1,054,933
Alabama Power Co.
3.550%, 12/01/2023	1,000,000	1,059,980
Virginia Electric & Power Co.
3.450%, 02/15/2024	1,000,000	1,045,622
DTE Electric Co.
3.650%, 03/15/2024	2,000,000	2,131,078
Potomac Electric Power Co.
3.600%, 03/15/2024	1,000,000	1,061,119
Florida Power & Light Co.
3.250%, 06/01/2024	1,000,000	1,043,956
DTE Electric Co.
3.375%, 03/01/2025	1,000,000	1,047,378
Alabama Power Co.
2.800%, 04/01/2025	1,000,000	996,402
Arizona Public Service Co.
3.150%, 05/15/2025	500,000	509,346
Public Service Company of Colorado
2.900%, 05/15/2025	1,000,000	1,006,895
Wisconsin Electric Power
3.100%, 06/01/2025	1,000,000	1,023,423
Pacific Gas & Electric
3.500%, 06/15/2025	1,000,000	1,047,482
Southern California Gas Co.
3.200%, 06/15/2025	500,000	514,341
Duke Energy Progress LLC
3.250%, 08/15/2025	1,000,000	1,037,806
Interstate Power & Light Co.
3.400%, 08/15/2025	1,000,000	1,026,759
Kentucky Utilities Co.
3.300%, 10/01/2025	500,000	517,358
Louisville Gas & Electric Co.
3.300%, 10/01/2025	1,000,000	1,037,317
PECO Energy Co.
3.150%, 10/15/2025	1,000,000	1,026,015
NSTAR Electric Co.
3.250%, 11/15/2025	1,000,000	1,024,958
Florida Power & Light Co.
3.125%, 12/01/2025	1,000,000	1,034,496
Virginia Electric & Power Co.
3.150%, 01/15/2026	1,000,000	1,022,151
Brooklyn Union Gas Co.(b)
3.407%, 03/10/2026	1,000,000	1,040,499

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Georgia Power Co.
3.250%, 04/01/2026	$1,000,000	$1,015,316
San Diego Gas & Electric Co.
2.500%, 05/15/2026	1,000,000	981,179
NSTAR Electric Co.
2.700%, 06/01/2026	1,000,000	980,400
Southern California Gas Co.
2.600%, 06/15/2026	1,000,000	985,987
Westar Energy Inc.
2.550%, 07/01/2026	1,000,000	978,927
KeySpan Gas East Corp.(b)
2.742%, 08/15/2026	1,000,000	986,611
CenterPoint Energy Houston Electric LLC
2.400%, 09/01/2026	500,000	482,552
Public Service Electric and Gas Co.
2.250%, 09/15/2026	1,000,000	955,378
AEP Transmission Company LLC
3.100%, 12/01/2026	500,000	509,850
Consolidated Edison Co. of New York
2.900%, 12/01/2026	500,000	497,778
Duke Energy Carolinas
2.950%, 12/01/2026	1,000,000	1,010,115
NSTAR Electric Co.
3.200%, 05/15/2027	1,000,000	1,026,627
Rochester Gas & Electric Corp.(b)
3.100%, 06/01/2027	500,000	507,716
Atmos Energy Corp.
3.000%, 06/15/2027	500,000	505,762
Union Electric Co.
2.950%, 06/15/2027	1,000,000	1,006,362
Boston Gas Co.(b)
3.150%, 08/01/2027	500,000	508,218

		77,737,430

Total Corporate Bonds
(cost $405,158,142)		414,252,580

Foreign Government Bonds (0.11%)
Province of Quebec
2.500%, 04/20/2026	1,000,000	1,002,113
Province of Ontario
2.500%, 04/27/2026	1,000,000	998,079

Total Foreign Government Bonds
(cost $1,994,130)		2,000,192

Government Agency Securities (c) (4.69%)
Agency Commercial Mortgage-Backed Securities (4.50%)
Federal Home Loan Mortgage Corp.
Series K018, Class A2
2.789%, 01/25/2022	10,000,000	10,328,080
Series K029, Class A1
2.839%, 10/25/2022	6,955,262	7,131,592
Series KSMC, Class A2
2.615%, 01/25/2023	2,000,000	2,042,262

See accompanying notes to schedules of investments.	11

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2017

(Unaudited)

	Principal amount	Value
Government Agency Securities (Cont.)
Agency Commercial Mortgage-Backed Securities (Cont.)
Series K722, Class A2
2.406%, 03/25/2023	$1,000,000	$1,015,268
Series K723, Class A2
2.454%, 08/25/2023	2,000,000	2,029,292
Series K724, Class A2
3.062%, 11/25/2023	500,000	523,363
Series K725, Class A2
3.002%, 01/25/2024	3,000,000	3,130,413
Series K726, Class A2
2.905%, 04/25/2024	1,500,000	1,553,446
Series K044, Class A2
2.811%, 01/25/2025	2,000,000	2,057,278
Series K049, Class A2
3.010%, 07/25/2025	2,000,000	2,080,264
Series K054, Class A2
2.745%, 01/25/2026	500,000	508,482
Series K055, Class A2
2.673%, 03/25/2026	2,000,000	2,023,776
Series K056, Class A2
2.525%, 05/25/2026	2,000,000	1,998,886
Series K057, Class A2
2.570%, 07/25/2026	2,000,000	2,003,388
Series K058, Class A2
2.653%, 08/25/2026	1,500,000	1,512,236
Series K059, Class A2
3.120%, 09/25/2026	1,500,000	1,562,912
Series K060, Class A2
3.300%, 10/25/2026	1,500,000	1,587,249
Series K061, Class A2
3.347%, 11/25/2026	2,000,000	2,120,702
Series K062, Class A2
3.413%, 12/25/2026	1,500,000	1,597,666
Series K063, Class A2
3.430%, 01/25/2027	2,000,000	2,132,914
Series K064, Class A2
3.224%, 03/25/2027	2,500,000	2,624,442
Series K065, Class A2
3.243%, 04/25/2027	2,000,000	2,106,406

Federal National Mortgage Association
Series 2012-M5, Class A2
2.715%, 02/25/2022	7,000,000	7,200,095
Series 2016-M12, Class AV2
2.308%, 10/25/2023	1,000,000	995,333
Series 2015-M11, Class A2
2.928%, 04/25/2025	2,000,000	2,060,084
Series 2015-M17, Class A2
3.038%, 11/25/2025	1,000,000	1,026,650
Series 2016-M6, Class A2
2.488%, 05/25/2026	1,000,000	989,249
Series 2016-M9, Class A2
2.292%, 06/25/2026	1,000,000	974,797
Series 2016-M11, Class A2
2.369%, 07/25/2026	2,000,000	1,959,994
Series 2016-M12, Class A2
2.530%, 09/25/2026	2,000,000	1,981,904

	Principal amount	Value
Government Agency Securities (Cont.)
Agency Commercial Mortgage-Backed Securities (Cont.)
Series 2016-M13, Class A2
2.560%, 09/25/2026	$1,000,000	$989,711
Series 2016-M7, Class A2
2.499%, 09/25/2026	1,000,000	984,876
Series 2017-M1, Class A2
2.497%, 10/25/2026	2,500,000	2,460,280
Series 2017-M4, Class A2
2.684%, 12/25/2026	2,500,000	2,490,598
Series 2017-M3, Class A2
2.569%, 12/25/2026	2,000,000	1,976,650
Series 2017-M7, Class A2
2.961%, 02/25/2027	2,000,000	2,045,986
Series 2017-M2, Class A2
2.877%, 02/25/2027	1,000,000	1,013,939
Series 2017-M8, Class A2
3.061%, 05/25/2027	2,000,000	2,070,640

		84,891,103

Agency Notes & Bonds (0.19%)
Tennessee Valley Authority
1.750%, 10/15/2018	1,500,000	1,507,350
3.875%, 02/15/2021	2,000,000	2,144,306

		3,651,656

Total Government Agency Securities
(cost $87,323,342)		88,542,759

U.S. Treasury Obligations (9.29%)
U.S. Treasury Notes
3.500%, 02/15/2018	15,000,000	15,159,690
3.750%, 11/15/2018	10,000,000	10,292,190
3.125%, 05/15/2019	10,000,000	10,303,520
3.625%, 08/15/2019	10,000,000	10,441,800
3.375%, 11/15/2019	10,000,000	10,439,450
3.625%, 02/15/2020	10,000,000	10,544,530
3.500%, 05/15/2020	20,000,000	21,112,500
1.375%, 10/31/2020	5,000,000	4,983,790
3.625%, 02/15/2021	10,000,000	10,706,640
2.000%, 02/28/2021	5,000,000	5,080,080
2.000%, 11/15/2021	25,000,000	25,386,725
2.500%, 08/15/2023	10,000,000	10,373,830
2.750%, 11/15/2023	10,000,000	10,525,000
2.500%, 05/15/2024	5,000,000	5,181,835
2.000%, 02/15/2025	15,000,000	15,004,695

Total U.S. Treasury Obligations
(cost $170,308,500)		175,536,275

12	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2017

(Unaudited)

	Shares	Value
Short-term Investments (0.88%)
JPMorgan U.S. Government Money Market Fund Capital Shares, 0.90%(d)	16,683,511	$16,683,511

Total Short-term Investments
(cost $ 16,683,511)		16,683,511

TOTAL INVESTMENTS (99.51%)
(cost $ 1,122,392,481)		1,879,207,296
OTHER ASSETS, NET OF LIABILITIES (0.49%)		9,292,255

NET ASSETS (100.00%)		$1,888,499,551

(a)	Non-income producing security.

(b)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2017, the value of these securities amounted to $ 23,186,925 or 1.23% of net assets.

(c)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 6, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

(d)	Rate shown is the 7-day yield as of August 31, 2017.

ADR - American Depositary Receipt

See accompanying notes to schedules of investments.	13

STATE FARM ASSOCIATES’ FUNDS TRUST INTERIM FUND

SCHEDULE OF INVESTMENTS

August 31, 2017

(Unaudited)

	Principal amount	Value
U.S. Treasury Obligations (97.96%)
U.S. Treasury Notes
1.875%, 09/30/2017	$10,000,000	$10,006,630
1.875%, 10/31/2017	10,000,000	10,013,160
2.250%, 11/30/2017	10,000,000	10,028,540
2.750%, 12/31/2017	7,500,000	7,540,170
2.625%, 01/31/2018	10,000,000	10,061,360
2.750%, 02/28/2018	7,000,000	7,056,315
2.875%, 03/31/2018	10,000,000	10,097,680
2.625%, 04/30/2018	8,000,000	8,073,752
2.375%, 05/31/2018	5,000,000	5,041,795
2.375%, 06/30/2018	10,000,000	10,093,750
2.250%, 07/31/2018	10,000,000	10,089,060
1.375%, 11/30/2018	10,000,000	10,011,720
1.375%, 12/31/2018	10,000,000	10,011,330
1.250%, 01/31/2019	10,000,000	9,994,140
1.375%, 02/28/2019	10,000,000	10,011,720
1.500%, 03/31/2019	10,000,000	10,032,030
1.125%, 05/31/2019	10,000,000	9,967,970
1.250%, 10/31/2019	15,000,000	14,970,705
1.375%, 01/31/2020	10,000,000	10,001,950
1.375%, 02/29/2020	5,000,000	4,999,220
1.375%, 03/31/2020	5,000,000	4,999,220
1.125%, 04/30/2020	5,000,000	4,965,430
1.500%, 05/31/2020	5,000,000	5,012,501
1.875%, 06/30/2020	10,000,000	10,128,130
1.625%, 07/31/2020	5,000,000	5,027,930
1.375%, 08/31/2020	5,000,000	4,989,650
2.125%, 01/31/2021	10,000,000	10,202,730
1.375%, 04/30/2021	10,000,000	9,934,770
2.000%, 05/31/2021	10,000,000	10,156,250
1.125%, 07/31/2021	5,000,000	4,911,525
2.000%, 08/31/2021	5,000,000	5,075,390
2.000%, 10/31/2021	7,500,000	7,610,452
1.875%, 11/30/2021	10,000,000	10,101,950
1.500%, 01/31/2022	10,000,000	9,929,300
1.750%, 02/28/2022	10,000,000	10,035,550
1.750%, 03/31/2022	10,000,000	10,028,910
1.750%, 04/30/2022	5,000,000	5,012,890
1.750%, 05/15/2022	10,000,000	10,029,300
1.625%, 08/15/2022	8,500,000	8,467,130
1.750%, 09/30/2022	5,000,000	5,002,735
1.875%, 10/31/2022	2,000,000	2,012,266
2.000%, 11/30/2022	2,500,000	2,530,175
2.000%, 02/15/2023	5,000,000	5,055,275
1.625%, 04/30/2023	3,000,000	2,969,415
1.625%, 05/31/2023	5,000,000	4,947,070
2.500%, 08/15/2023	5,000,000	5,186,915
Total U.S. Treasury Obligations

(cost $362,988,256)		362,425,856

	Shares	Value
Short-term Investments (1.67%)
JPMorgan U.S. Government Money Market Fund Capital Shares, 0.90%(a)	6,188,235	$6,188,235

Total Short-term Investments
(cost $ 6,188,235)		6,188,235

TOTAL INVESTMENTS (99.63%)
(cost $ 369,176,491)		368,614,091
OTHER ASSETS, NET OF LIABILITIES (0.37%)		1,359,872

NET ASSETS (100.00%)		$369,973,963

(a)	Rate shown is the 7-day yield as of August 31, 2017.

14	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

August 31, 2017

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (94.88%)
Alabama (2.24%)
City of Phenix City, General Obligation Warrants, Series 2010-B	5.000%	02/01/2019	AA-	$1,030,000	$1,089,616
City of Athens, Alabama, General Obligation Warrants	4.000%	09/01/2019	AA-	1,145,000	1,213,311
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	3.000%	06/01/2024	A+	585,000	620,925
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	3.250%	06/01/2025	A+	600,000	638,070
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	3.500%	06/01/2026	A+	620,000	661,769
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2027	Aa2	525,000	556,227
City of Madison (Alabama), General Obligation School Warrants, Series 2009 (Prerefunded to 02-01-2019 @ 100)(b)	5.250%	02/01/2027	NR	2,015,000	2,136,887
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	3.750%	06/01/2027	A+	645,000	690,543
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2028	Aa2	310,000	328,392
City of Madison (Alabama), General Obligation School Warrants, Series 2009 (Prerefunded to 02-01-2019 @ 100)(b)	5.250%	02/01/2028	NR	1,190,000	1,261,983
City of Athens, Alabama, Water and Sewer Revenue Warrants, Series 2017	3.000%	05/01/2028	A2	980,000	991,476
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	4.000%	06/01/2028	A+	665,000	714,928
The Water and Wastewater Board of the City of Madison Water and Sewer Revenue Bonds, Series 2015	4.000%	12/01/2028	Aa2	2,165,000	2,371,324
City of Athens, Alabama, Water and Sewer Revenue Warrants, Series 2017	3.125%	05/01/2029	A2	1,010,000	1,023,877
City of Florence (Alabama), Water and Sewer Revenue Warrants, Series 2011	5.000%	08/15/2029	A1	1,620,000	1,795,090

					16,094,418

Alaska (2.24%)
Municipality of Anchorage, Alaska, Senior Lien Electric Revenue Bonds, 2009 Series A (Tax-Exempt)	4.000%	12/01/2021	A+	1,955,000	2,068,703
Municipality of Anchorage, Alaska, Wastewater Revenue and Refunding Bonds, 2007	4.625%	05/01/2022	AA	585,000	586,375
Municipality of Anchorage, Alaska, Water Revenue and Refunding Bonds, 2007	4.625%	05/01/2022	AA	295,000	295,729
Municipality of Anchorage, Alaska, 2007 General Obligation Refunding Bonds, Series B (Schools)	4.500%	09/01/2022	AAA	1,000,000	1,002,470
Municipality of Anchorage, Alaska, Wastewater Revenue and Refunding Bonds, 2007	4.750%	05/01/2023	AA	645,000	646,567
Municipality of Anchorage, Alaska, Water Revenue and Refunding Bonds, 2007	4.750%	05/01/2023	AA	1,110,000	1,112,830
Matanuska-Susitna Borough, Alaska, General Obligation School Bonds, 2009 Series A (Prerefunded to 07-01-2019 @ 100)(b)	5.500%	07/01/2025	Aa2	1,190,000	1,288,770
Municipality of Anchorage, Alaska, 2016 General Obligation Bonds, Series A, (General Purpose)	3.250%	09/01/2028	AAA	1,095,000	1,158,017
Municipality of Anchorage, Alaska, 2016 General Obligation Bonds, Series B, (Schools)	3.250%	09/01/2028	AAA	1,050,000	1,114,764
Municipality of Anchorage, Alaska, 2016 General Obligation Bonds, Series A, (General Purpose)	3.500%	09/01/2029	AAA	1,390,000	1,479,335
Municipality of Anchorage, Alaska, 2016 General Obligation Bonds, Series B, (Schools)	3.500%	09/01/2029	AAA	1,090,000	1,160,054
Municipality of Anchorage, Alaska, 2016 General Obligation Bonds, Series A, (General Purpose)	3.500%	09/01/2030	AAA	1,440,000	1,511,410
Municipality of Anchorage, Alaska, 2016 General Obligation Bonds, Series B, (Schools)	3.500%	09/01/2030	AAA	1,125,000	1,180,789
Matanuska-Susitna Borough, Alaska, General Obligation Transportation System Bonds, 2014 Series A	5.000%	08/01/2031	AA+	1,225,000	1,448,085

					16,053,898

Arizona (4.54%)
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified)	4.000%	07/01/2019	A+	500,000	527,720
City of Glendale, Arizona, General Obligation Refunding Bonds, Series 2010	5.000%	07/01/2019	A1	4,180,000	4,481,462
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	5.000%	07/01/2020	Aa3	1,965,000	2,180,050
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified) (Economically Defeased to 07-01-2019 @ 100)(b)	5.000%	07/01/2021	A+	500,000	537,000
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Series A (2012)	3.000%	07/01/2021	Aa2	1,000,000	1,069,310
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Series A (2012)	3.000%	07/01/2022	Aa2	570,000	615,395
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2022	AA	500,000	588,705

See accompanying notes to schedules of investments.	15

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2017

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Arizona (Cont.)
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	3.000%	07/01/2022	AA	$495,000	$536,595
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	5.000%	07/01/2022	Aa3	1,000,000	1,173,310
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified) (Economically Defeased to 07-01-2019 @ 100)(b)	5.000%	07/01/2023	A+	1,000,000	1,074,000
Litchfield Elementary School District No. 79 of Maricopa County, Arizona, School Improvement Bonds, Project of 2009, Series A (2011)	5.000%	07/01/2023	Aa2	1,000,000	1,142,640
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Series A (2012)	3.000%	07/01/2023	Aa2	930,000	997,750
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Series B (2013)	3.000%	07/01/2023	Aa2	1,255,000	1,364,637
Pima County, Arizona, General Obligation Bonds, Series 2009A (Economically Defeased to 07-01-2019 @ 100)(b)	4.000%	07/01/2023	AA-	1,500,000	1,581,195
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2023	AA	1,060,000	1,246,963
Pinal County Community College District of Pinal County, Arizona, General Obligation Bonds, Project of 2008, Series B (2012)	4.500%	07/01/2023	AA-	1,705,000	1,895,500
Salt River Project Agricultural Improvement and Power District, Arizona, Salt River Project Electric System Refunding Revenue Bonds, 2008 Series A (Prerefunded to 01-01-2018 @ 100)(b)	5.000%	01/01/2024	AA	1,500,000	1,520,190
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified) (Economically Defeased to 07-01-2019 @ 100)(b)	5.000%	07/01/2024	A+	1,000,000	1,074,000
Phoenix Union High School District No. 210 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Tax-Exempt Series A (2012)	4.000%	07/01/2024	Aa2	1,165,000	1,306,245
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series D (2013)	5.000%	07/01/2026	A+	555,000	653,030
Cave Creek Unified School District No. 93 of Maricopa County, Arizona, School Improvement Bonds, Project of 2014, Series A (2015)	4.000%	07/01/2026	AA-	545,000	618,041
Kyrene Elementary School District No. 28 of Maricopa County, Arizona, School Improvement Bonds, Project of 2010, Series C (2015)	4.000%	07/01/2026	AA	765,000	881,204
Pima County, Arizona, General Obligation Bonds, Series 2012A	4.000%	07/01/2026	AA-	2,000,000	2,212,940
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series D (2013)	5.000%	07/01/2027	A+	400,000	468,960
Cave Creek Unified School District No. 93 of Maricopa County, Arizona, School Improvement Bonds, Project of 2014, Series A (2015)	4.000%	07/01/2027	AA-	1,100,000	1,235,619
Tempe Union High School District No. 213 of Maricopa County, Arizona, Refunding Bonds, Series 2016	3.000%	07/01/2028	Aa2	1,000,000	1,043,370
Salt River Project Agricultural Improvement and Power District, Arizona, Salt River Project Electric System Revenue Bonds, 2009 Series A	5.000%	01/01/2032	AA	500,000	527,025

					32,552,856

Arkansas (3.07%)
City of Little Rock, Arkansas, Sewer Revenue Bonds, Series 2008 (Prerefunded to 10-01-2018 @ 100)(b)	5.125%	10/01/2022	Aa3	100,000	104,563
Cabot School District No. 4 of Lonoke County, Arkansas, Refunding Bonds	3.000%	02/01/2023	NR	675,000	675,000
State of Arkansas, General Obligation Four-Lane Highway Construction and Improvement Bonds, Series 2013	3.500%	06/15/2023	AA	6,000,000	6,512,400
City of Little Rock, Arkansas, Sewer Revenue Bonds, Series 2008 (Prerefunded to 10-01-2018 @ 100)(b)	5.250%	10/01/2024	Aa3	335,000	350,732
Board of Trustees of the University of Arkansas, Various Facility Revenue Bonds (Fayetteville Campus), Refunding Series 2015A	3.000%	11/01/2024	Aa2	2,315,000	2,525,017
City of Little Rock, Arkansas, Library Construction and Refunding Bonds, Series 2015	2.750%	03/01/2025	AA	1,025,000	1,038,304
State of Arkansas, Higher Education General Obligation Bonds, Refunding Series 2015	4.000%	06/01/2027	AA	3,000,000	3,366,240
City of Fort Smith, Arkansas, Water and Sewer Revenue Refunding and Construction Bonds, Series 2008	5.250%	10/01/2028	A	915,000	954,254
City of Fort Smith, Arkansas, Water and Sewer Revenue Refunding and Construction Bonds, Series 2008 (Prerefunded to 10-01-2018 @ 100)(b)	5.250%	10/01/2028	NR	585,000	612,472

16	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2017

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Arkansas (Cont.)
Board of Trustees of the University of Arkansas, Various Facility Revenue Bonds (Fayetteville Campus), Series 2014A	5.000%	11/01/2028	Aa2	$365,000	$440,332
Rogers School District No. 30 of Benton County, Arkansas Refunding Bonds	4.000%	02/01/2030	NR	1,000,000	1,046,520
Rogers School District No. 30 of Benton County, Arkansas, Refunding Bonds	3.125%	02/01/2030	NR	2,880,000	2,888,410
City of Little Rock, Arkansas, Sewer Revenue Bonds, Series 2008 (Prerefunded to 10-01-2018 @ 100)(b)	5.500%	10/01/2030	Aa3	500,000	524,805
Board of Trustees of the University of Arkansas, Various Facility Revenue Bonds (Fayetteville Campus), Series 2014A	5.000%	11/01/2030	Aa2	785,000	941,788

					21,980,837

California (4.50%)
Santa Barbara Schools Financing Authority 2007 General Obligation Revenue Bonds,
Series A (Santa Barbara Elementary School District General Obligation Bond Refunding) (Santa Barbara County, California)	4.750%	08/01/2022	Aa2	1,160,000	1,163,097
City of San Jose, General Obligation Bonds, Series 2007 (Parks and Public Safety Projects)	4.500%	09/01/2022	Aa1	2,900,000	2,907,221
Santa Barbara Schools Financing Authority 2007 General Obligation Revenue Bonds,
Series B (Santa Barbara High School District General Obligation Bond Refunding) (Santa Barbara County, California)	4.750%	08/01/2023	Aa2	1,435,000	1,438,831
Atascadero Unified School District, (San Luis Obispo County, California) General Obligation Bonds, 2010 Election, Series B	4.000%	08/01/2024	Aa3	250,000	290,125
Atascadero Unified School District, (San Luis Obispo County, California) General Obligation Bonds, 2010 Election, Series B	5.000%	08/01/2025	Aa3	225,000	274,147
Carmel Unified School District (Monterey County, California), General Obligation Bonds,
Election of 2005, Series 2008 (Prerefunded to 08-01-2018 @ 100)(b)	4.750%	08/01/2025	AAA	575,000	595,809
Marin Community College District (Marin County, California), Election of 2004 General Obligation Bonds, Series C	4.000%	08/01/2025	Aa1	1,115,000	1,225,608
Marin Community College District (Marin County, California), Election of 2004 General Obligation Bonds, Series C	4.250%	08/01/2026	Aa1	1,275,000	1,412,012
Santa Barbara Community College District, (Santa Barbara County, California), General Obligation Bonds, Election of 2008, Series A (Prerefunded to 08-01-2018 @ 100)(b)	5.250%	08/01/2026	Aa1	1,555,000	1,617,542
Atascadero Unified School District, (San Luis Obispo County, California) General Obligation Bonds, 2010 Election, Series B	5.000%	08/01/2027	Aa3	1,080,000	1,306,487
East Side Union High School District, (Santa Clara County, California), 2015 General Obligation Refunding Bonds	3.500%	08/01/2027	A+	1,000,000	1,109,900
Newark Unified School District, (Alameda County, California), General Obligation Bonds, Election of 2011, Series C	2.000%	08/01/2027	Aa3	875,000	865,655
Newark Unified School District, (Alameda County, California), General Obligation Bonds, Election of 2011, Series C	3.000%	08/01/2028	Aa3	750,000	774,900
Santee School District, (County of San Diego, California), General Obligation Refunding Bonds, Series 2015	3.500%	08/01/2028	AA-	1,565,000	1,678,901
Campbell Union High School District, (Santa Clara County, California), 2016 General Obligation Refunding Bonds	3.250%	08/01/2029	Aa1	1,965,000	2,072,957
City of La Mesa, General Obligation Refunding Bonds, Series 2016 (Fire, Police and Emergency Services Measure)	3.500%	08/01/2029	Aa2	1,190,000	1,257,140
Santee School District, (County of San Diego, California), General Obligation Refunding Bonds, Series 2015	3.500%	08/01/2029	AA-	1,725,000	1,837,780
Sonoma County Junior College District, (Sonoma, Mendocino and Marin Counties, California), 2016 General Obligation Refunding Bonds	3.250%	08/01/2029	AA-	2,835,000	2,928,073
City of La Mesa, General Obligation Refunding Bonds, Series 2016 (Fire, Police and Emergency Services Measure)	4.000%	08/01/2030	Aa2	540,000	585,862
Marin Community College District, (Marin County, California), Election of 2016 General Obligation Bonds, Series A, (Federally Tax-Exempt)	4.000%	08/01/2030	Aa1	1,095,000	1,204,226
Sonoma County Junior College District, (Sonoma, Mendocino and Marin Counties, California), Election of 2014 General Obligation Bonds, Series A	4.000%	08/01/2030	AA-	1,600,000	1,735,888
Sequoia Union High School District, (County of San Mateo, State of California), General Obligation Bonds, Election of 2014, Series 2016	3.000%	07/01/2031	AA	3,000,000	3,011,490
City of La Mesa, General Obligation Refunding Bonds, Series 2016 (Fire, Police and Emergency Services Measure)	4.000%	08/01/2031	Aa2	400,000	431,688

See accompanying notes to schedules of investments.	17

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2017

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
California (Cont.)
City of La Mesa, General Obligation Refunding Bonds, Series 2016 (Fire, Police and Emergency Services Measure)	4.000%	08/01/2032	Aa2	$500,000	$537,180

					32,262,519

Colorado (2.80%)
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2012	3.000%	12/15/2021	Aa2	205,000	221,041
Jefferson County, Colorado, School District No. 1	5.000%	12/15/2021	AA-	3,000,000	3,487,230
Cherry Creek School District No. 5, (Arapahoe County, Colorado), General Obligation Bonds, Series 2012B	3.000%	12/15/2023	AA	3,300,000	3,555,321
Eagle River Water and Sanitation District, (In Eagle County, Colorado), General Obligation Bonds, Series 2016	2.500%	12/01/2024	AA-	100,000	104,797
City of Aurora, Colorado, First-Lien Water Refunding Revenue Bonds, Series 2008A (Prerefunded to 08-01-2018 @ 100)(b)	4.750%	08/01/2025	NR	1,500,000	1,552,215
Adams County School District No. 1, (Mapleton Public Schools), Adams County, Colorado, General Obligation Refunding Bonds, Series 2016	2.000%	12/01/2025	Aa3	375,000	378,315
Eagle River Water and Sanitation District, (In Eagle County, Colorado), General Obligation Bonds, Series 2016	2.500%	12/01/2025	AA-	210,000	217,125
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2015	4.000%	12/15/2025	Aa2	1,000,000	1,152,310
City of Aurora, Colorado, First-Lien Water Refunding Revenue Bonds, Series 2008A (Prerefunded to 08-01-2018 @ 100)(b)	4.750%	08/01/2026	NR	1,465,000	1,515,997
Eagle River Water and Sanitation District, (In Eagle County, Colorado), General Obligation Bonds, Series 2016	2.750%	12/01/2026	AA-	200,000	209,486
Roaring Fork School District No. RE-1, In Garfield, Pitkin and Eagle Counties, Colorado, General Obligation Refunding Bonds, Series 2016B	2.500%	12/15/2027	NR	3,000,000	3,099,900
Eagle River Water and Sanitation District, (In Eagle County, Colorado), General Obligation Bonds, Series 2016	4.000%	12/01/2030	AA-	465,000	515,713
Gunnison Watershed School District RE-1J, (Gunnison and Saguache Counties, Colorado), General Obligation Refunding Bonds, Series 2014	4.000%	12/01/2031	Aa2	1,000,000	1,076,040
Adams 12 Five Star Schools, Adams County and the City and County of Broomfield, Colorado, General Obligation Bonds, Series 2016B	5.000%	12/15/2034	A+	2,500,000	2,959,875

					20,045,365

Connecticut (3.45%)
Town of New Canaan, Connecticut, General Obligation Refunding Bonds, Issue of 2010, Series A	5.000%	06/15/2020	Aaa	500,000	516,385
Town of Trumbull, Connecticut, General Obligation Refunding Bonds, Issue of 2009	4.000%	09/15/2020	Aa2	525,000	556,820
Town of Stonington, Connecticut, General Obligation Bonds, Issue of 2012	3.000%	04/01/2021	Aa1	125,000	130,514
Town of Trumbull, Connecticut, General Obligation Refunding Bonds, Issue of 2009	4.000%	09/15/2021	Aa2	500,000	529,270
Town of Stonington, Connecticut, General Obligation Bonds, Issue of 2012	3.000%	04/01/2022	Aa1	600,000	624,606
Town of Darien, Connecticut, General Obligation Refunding Bonds, Issue of 2012, Series B	2.000%	08/01/2022	Aaa	1,525,000	1,558,382
City of Stamford, Connecticut, General Obligation Bonds, Issue of 2013	2.250%	02/01/2024	Aa1	2,000,000	2,048,900
Town of New Canaan, Connecticut, General Obligation Refunding Bonds, Issue of 2010, Series A	4.000%	06/15/2024	Aaa	1,000,000	1,024,110
State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University Issue, Series 2016A(c)	2.000%	07/01/2042	Aaa	18,000,000	17,769,600

					24,758,587

Florida (2.85%)
City of Titusville, Florida, Water and Sewer Revenue Refunding Bonds, Series 2010	5.000%	10/01/2018	AA-	1,000,000	1,044,630
Pasco County, Florida, Water and Sewer Refunding Revenue Bonds, Series 2006	4.500%	10/01/2019	Aa2	110,000	110,272
Pasco County, Florida, Water and Sewer Revenue Bonds, Series 2009A	5.000%	10/01/2020	Aa2	1,390,000	1,506,274
Fort Lauderdale, Florida, Water and Sewer Revenue Bonds (Prerefunded to 09-01-2019 @ 100)(b)	4.000%	03/01/2021	Aa1	1,170,000	1,241,241
City of Titusville, Florida, Water and Sewer Revenue Refunding Bonds, Series 2010	5.000%	10/01/2021	AA-	600,000	657,192
Pasco County, Florida, Water and Sewer Revenue Bonds, Series 2009A	4.000%	10/01/2021	Aa2	1,455,000	1,547,582

18	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2017

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Florida (Cont.)
Fort Lauderdale, Florida, Water and Sewer Revenue Bonds (Prerefunded to 09-01-2019 @ 100)(b)	4.000%	03/01/2022	Aa1	$1,215,000	$1,288,981
Tohopekaliga Water Authority, Utility System Revenue Refunding Bonds, Series 2011A (Prerefunded to 10-01-2021 @ 100)(b)	5.000%	10/01/2022	Aa2	365,000	422,444
Fort Lauderdale, Florida, Water and Sewer Revenue Bonds (Prerefunded to 09-01-2019 @ 100)(b)	4.000%	09/01/2023	Aa1	1,290,000	1,368,548
Tohopekaliga Water Authority, Utility System Revenue Refunding Bonds, Series 2011A (Prerefunded to 10-01-2021 @ 100)(b)	5.000%	10/01/2023	Aa2	200,000	231,476
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2010B	5.000%	07/01/2024	Aa2	2,000,000	2,249,060
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2010B	5.000%	07/01/2025	Aa2	2,485,000	2,793,712
City of West Palm Beach, Florida, Utility System Revenue Refunding Bonds, Series 2008A (Prerefunded to 10-01-2018 @ 100)(b)	5.000%	10/01/2026	Aa2	2,000,000	2,088,600
Lee County, Florida, Water and Sewer Revenue Bonds, Series 2013A	5.000%	10/01/2026	Aa3	400,000	472,268
City of Pembroke Pines, Florida, General Obligation Bonds, Series 2015	5.000%	09/01/2031	Aa2	2,100,000	2,509,815
Lee County, Florida, Water and Sewer Revenue Bonds, Series 2013A	5.000%	10/01/2032	Aa3	750,000	874,252

					20,406,347

Georgia (1.50%)
Cherokee County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Refunding Bonds, Series 2010	3.500%	08/01/2020	Aa2	200,000	213,972
Cherokee County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Refunding Bonds, Series 2010	4.000%	08/01/2021	Aa2	250,000	270,505
Fayette County, Georgia, Water Revenue Bonds, Series 2009	5.000%	10/01/2021	Aa2	1,165,000	1,262,208
Fayette County, Georgia, Water Revenue Bonds, Series 2009 (Prerefunded to 10-01-2019 @ 100)(b)	5.000%	10/01/2021	NR	625,000	676,612
Henry County and Henry County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Refunding Bonds, Series 2010	5.000%	02/01/2022	Aa2	1,000,000	1,127,390
Fulton County, Georgia, Water and Sewerage Revenue Refunding Bonds, Series 2011	5.000%	01/01/2024	Aa2	1,660,000	1,868,695
Fayette County, Georgia, Water Revenue Bond, Series 2009 (Prerefunded to 10-01-2019 @ 100)(b)	4.375%	10/01/2024	Aa2	750,000	803,152
Unified Government of Athens-Clarke County, Georgia, Water and Sewerage Revenue Bonds, Series 2008 (Prerefunded to 01-01-2019 @ 100)(b)	5.625%	01/01/2028	AA	1,000,000	1,062,640
Forsyth County, Georgia, General Obligation Bonds, Series 2008A (Prerefunded to 03-01-2019 @ 100)(b)	5.000%	03/01/2028	Aaa	1,000,000	1,061,770
Spalding County Water and Sewerage Facilities Authority (Georgia), Revenue Bonds, Series 2008 (Prerefunded to 09-01-2018 @ 100)(b)	6.125%	09/01/2028	A1	2,300,000	2,419,577

					10,766,521

Hawaii (0.39%)
State of Hawaii, Highway Revenue Bonds, Series 2008 (Prerefunded to 01-01-2019 @ 100)(b)	5.750%	01/01/2027	Aa2	2,000,000	2,128,560
County of Hawaii, General Obligation Bonds, 2013 Series A (Prerefunded to 09-01-2022 @ 100)(b)	5.000%	09/01/2031	AA-	575,000	680,748

					2,809,308

Idaho (0.44%)
Independent School District No. 1 of Nez Perce County, Idaho (Lewiston), General Obligation Bonds, Series 2017B, (Sales Tax and Credit Enhancement Guaranty)	4.000%	09/15/2031	Aa3	2,880,000	3,187,498

Illinois (0.48%)
Community Consolidated School District Number 201, Grundy, Kendall and Will Counties, Illinois, (Minooka), General Obligation Refunding School Bonds, Series 2010A	5.250%	10/15/2022	AA-	1,200,000	1,299,552
Community Consolidated School District Number 201, Grundy, Kendall and Will Counties, Illinois, (Minooka), General Obligation Refunding School Bonds, Series 2010A	5.250%	10/15/2023	AA-	2,000,000	2,165,480

					3,465,032

Indiana (3.52%)
Town of Zionsville, Indiana, Sewage Works Revenue Bonds of 2010, Series A	2.800%	07/15/2019	AA-	130,000	134,273

See accompanying notes to schedules of investments.	19

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2017

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Indiana (Cont.)
City of Bloomington, Indiana, Waterworks Revenue Bonds of 2011, Series B	3.500%	07/01/2020	A	$910,000	$961,269
Lebanon Middle School Building Corporation, Lebanon, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2011	4.000%	07/10/2020	A+	2,075,000	2,232,140
Town of Zionsville, Indiana, Sewage Works Revenue Bonds of 2010, Series A	3.000%	07/15/2020	AA-	245,000	254,077
City of Fort Wayne, Indiana, Sewage Works Revenue Bonds of 2010	4.500%	08/01/2020	A1	2,075,000	2,261,044
Ball State University Board of Trustees, Ball State University Student Fee Bonds, Series O (Prerefunded to 01-01-2019 @ 100)(b)	5.250%	07/01/2022	Aa3	500,000	528,865
City of Noblesville, Indiana, Sewage Works Revenue Bonds of 2011	4.000%	07/01/2022	Aa2	185,000	204,207
Ball State University Board of Trustees, Ball State University Student Fee Bonds, Series O (Prerefunded to 01-01-2019 @ 100)(b)	5.250%	07/01/2023	Aa3	1,060,000	1,121,194
City of Noblesville, Indiana, Sewage Works Revenue Bonds of 2011	4.250%	07/01/2023	Aa2	215,000	238,469
City of Noblesville, Indiana, Sewage Works Revenue Bonds of 2011	4.375%	07/01/2024	Aa2	210,000	232,987
City of Fort Wayne, Indiana, Sewage Works Revenue Bonds of 2010	4.500%	08/01/2025	A1	1,530,000	1,657,602
Perry Township Multischool Building Corporation of 1996, Indianapolis, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2016	5.000%	01/15/2026	A+	1,190,000	1,453,252
East Noble School Building Corporation, Kendallville, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2016	2.000%	07/15/2026	A+	1,000,000	965,730
Perry Township Multischool Building Corporation of 1996, Indianapolis, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2016	5.000%	07/15/2026	A+	1,105,000	1,356,752
East Noble School Building Corporation, Kendallville, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2016	2.000%	01/15/2027	A+	1,305,000	1,248,585
Hamilton Southeastern Consolidated School Building Corporation, Hamilton County, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2015G	4.000%	07/15/2027	AA-	1,190,000	1,336,465
Hamilton Southeastern Consolidated School Building Corporation, Hamilton County, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2015G	4.500%	07/15/2028	AA-	500,000	574,005
New Albany-Floyd County School Building Corporation, Ad Valorem Property Tax First Mortgage Bonds, Series 2017, (Floyd County, Indiana)	4.000%	07/15/2028	A+	500,000	564,230
Warsaw Multi-School Building Corporation, Warsaw, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2015	4.000%	07/15/2028	A+	1,000,000	1,107,710
City of West Lafayette, Indiana, Sewage Works Revenue Bonds, Series 2016	3.750%	07/01/2029	A+	220,000	235,239
New Albany-Floyd County School Building Corporation, Ad Valorem Property Tax First Mortgage Bonds, Series 2017, (Floyd County, Indiana)	4.000%	07/15/2029	A+	2,000,000	2,231,000
Valparaiso Multi-Schools Building Corporation, (Porter County, Indiana), Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2015	5.000%	07/15/2029	A+	3,000,000	3,557,490
City of West Lafayette, Indiana, Sewage Works Revenue Bonds, Series 2016	4.000%	07/01/2030	A+	750,000	811,725

					25,268,310

Iowa (4.21%)
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B (Urban Renewal)	4.000%	06/01/2019	Aa2	1,190,000	1,217,786
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B (Urban Renewal)	4.000%	06/01/2022	Aa2	1,350,000	1,378,701
City of Des Moines, Iowa, General Obligation Bonds, Series 2016A	2.000%	06/01/2025	Aa2	2,095,000	2,113,457
Dallas Center-Grimes Community School District, Iowa, General Obligation School Bonds, Series 2015	3.000%	06/01/2025	Aa2	265,000	275,168
Johnston Community School District, Iowa, General Obligation School and Refunding Bonds, Series 2015	3.000%	06/01/2025	AA-	2,370,000	2,455,865
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008 (Prerefunded to 07-01-2018 @ 100)(b)	4.625%	07/01/2025	AA	1,775,000	1,830,912
City of Des Moines, Iowa, General Obligation Bonds, Series 2016A	2.000%	06/01/2026	Aa2	2,135,000	2,136,324
Dallas Center-Grimes Community School District, Iowa, General Obligation School Bonds, Series 2015	3.000%	06/01/2026	Aa2	500,000	516,810
Grundy County, Iowa, General Obligation Urban Renewal Refunding Bonds, Series 2015	3.000%	06/01/2026	A1	1,130,000	1,162,205
Johnston Community School District, Iowa, General Obligation School and Refunding Bonds, Series 2015	3.000%	06/01/2026	AA-	2,445,000	2,501,431
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008 (Prerefunded to 07-01-2018 @ 100)(b)	4.625%	07/01/2026	AA	1,750,000	1,805,125
City of Des Moines, Iowa, General Obligation Bonds, Series 2016A	2.125%	06/01/2027	Aa2	2,180,000	2,177,101

20	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2017

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Iowa (Cont.)
Des Moines Metropolitan Wastewater Reclamation Authority, Sewer Revenue Refunding Bonds, Series 2015E	3.000%	06/01/2027	Aa3	$1,610,000	$1,665,819
Grundy County, Iowa, General Obligation Urban Renewal Refunding Bonds, Series 2015	3.000%	06/01/2027	A1	1,175,000	1,198,946
Waukee Community School District, Dallas County, Iowa, General Obligation School Refunding Bonds, Series 2016B	2.000%	06/01/2027	Aa2	3,000,000	2,864,460
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008 (Prerefunded to 07-01-2018 @ 100)(b)	4.750%	07/01/2027	AA	1,950,000	2,013,414
Waukee Community School District, Iowa, General Obligation School Bonds, Series 2009 (Crossover Refunding to 06-01-2019 @ 100)(b)	5.000%	06/01/2028	Aa2	1,000,000	1,067,050
City of West Des Moines, Iowa, General Obligation Urban Renewal Bonds, Series 2017D	3.000%	06/01/2031	AAA	1,770,000	1,796,886

					30,177,460

Kansas (3.06%)
Johnson County, Kansas, Internal Improvement Bonds, Series 2007B, (General Obligation Payable from Unlimited Ad Valorem Taxes) (Crossover Refunding to 09-01-2017 @ 100)(b)	4.500%	09/01/2022	Aaa	1,000,000	1,000,000
Unified School District No. 512, Johnson County, Kansas, (Shawnee Mission), General Obligation Refunding Bonds, Series 2012-A	2.000%	10/01/2022	Aaa	2,010,000	2,069,375
City of Lawrence, Kansas, Water and Sewage System, Improvement Revenue Bonds, Series 2007 (Prerefunded to 11-01-2017 @ 100)(b)	4.500%	11/01/2022	Aa2	890,000	895,064
Johnson County, Kansas, Internal Improvement Bonds, Series 2007B, (General Obligation Payable from Unlimited Ad Valorem Taxes) (Crossover Refunding to 09-01-2017 @ 100)(b)	4.500%	09/01/2023	Aaa	1,615,000	1,615,000
Johnson County, Kansas, Internal Improvement Bonds, Series 2007B, (General Obligation Payable from Unlimited Ad Valorem Taxes) (Crossover Refunding to 09-01-2017 @ 100)(b)	4.625%	09/01/2024	Aaa	1,895,000	1,895,000
City of Wichita, Kansas, Water and Sewer Utility, Revenue Bonds, Series 2009A (Prerefunded to 10-01-2019 @ 100)(b)	5.000%	10/01/2024	AA-	2,000,000	2,167,300
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A (Crossover Refunding to 09-01-2018 @ 100)(b)	4.500%	09/01/2025	Aaa	1,115,000	1,154,092
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A (Crossover Refunding to 09-01-2018 @ 100)(b)	4.750%	09/01/2026	Aaa	2,220,000	2,303,272
Unified School District No. 233, Johnson County, Kansas (Olathe), General Obligation School Bonds, Series 2016A	3.000%	09/01/2026	Aa2	2,740,000	2,877,603
Unified School District No. 233, Johnson County, Kansas (Olathe), General Obligation School Bonds, Series 2016A	3.000%	09/01/2027	Aa2	1,490,000	1,551,090
Unified School District No. 512, Johnson County, Kansas, (Shawnee Mission), General Obligation Refunding and Improvement Bonds, Series 2015-A	3.000%	10/01/2027	Aaa	1,000,000	1,074,940
Unified School District No. 233, Johnson County, Kansas (Olathe), General Obligation School Improvement and Refunding Bonds, Series 2013C (Crossover Refunding to 09-01-2021 @ 100)(b)	4.500%	09/01/2028	Aa2	3,000,000	3,366,780

					21,969,516

Kentucky (1.44%)
Boone-Florence Water Commission (Kentucky), Water Supply System Refunding Revenue Bonds, Series 2010	3.250%	12/01/2018	A1	2,040,000	2,094,182
Boone-Florence Water Commission (Kentucky), Water Supply System Refunding Revenue Bonds, Series 2010	3.250%	12/01/2020	A1	1,780,000	1,882,653
Louisville and Jefferson County Metropolitan Sewer District, (Commonwealth of Kentucky), Sewer and Drainage System Revenue Bonds, Series 2007A	5.000%	05/15/2024	Aa3	1,500,000	1,512,135
Northern Kentucky Water District Revenue Bonds, 2013 Series A	4.000%	02/01/2028	Aa3	1,110,000	1,218,724
Northern Kentucky Water District, Refunding Revenue Bonds, Series 2016	3.000%	02/01/2031	Aa3	3,660,000	3,651,911

					10,359,605

Maine (0.51%)
Maine Municipal Bond Bank, 2007 Series A Refunding Bonds	4.500%	11/01/2020	Aa2	100,000	100,555
Maine Municipal Bond Bank, 2007 Series A Refunding Bonds	4.500%	11/01/2021	Aa2	3,515,000	3,534,438

					3,634,993

See accompanying notes to schedules of investments.	21

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2017

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Maryland (1.13%)
Howard County, Maryland, General Obligation Consolidated Public Improvement Bonds, 2012 Series A (Prerefunded to 02-15-2020 @ 100)(b)	4.000%	02/15/2026	Aaa	$2,075,000	$2,231,040
University System of Maryland, Auxiliary Facility and Tuition Revenue Bonds, 2008 Series A (Prerefunded to 04-01-2018 @ 100)(b)	4.625%	04/01/2026	Aa1	2,140,000	2,186,524
The City of Frederick, Maryland, General Obligation Bonds and Notes, Public Improvements Bonds, Tax-Exempt Series 2009A (Prerefunded to 03-01-2019 @ 100)(b)	5.000%	03/01/2027	Aa1	1,500,000	1,591,500
Montgomery County, Maryland, General Obligation Bonds, Consolidated Public Improvement Bonds of 2015, Series B	3.000%	12/01/2028	Aaa	2,000,000	2,069,080

					8,078,144

Massachusetts (0.64%)
The Commonwealth of Massachusetts, Commonwealth Transportation Fund Revenue Bonds, (Accelerated Bridge Program), 2013 Series A	5.000%	06/01/2034	Aa1	2,000,000	2,257,260
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2014, Series A	5.000%	12/01/2034	AA	2,000,000	2,296,860

					4,554,120

Michigan (3.76%)
Forest Hills Public Schools, County of Kent, State of Michigan, 2010 School Building and Site Bonds, Series II, (General Obligation - Unlimited Tax)	4.000%	05/01/2018	AA	500,000	510,425
Board of Trustees of Northern Michigan University, General Revenue Bonds, Series 2008A	5.000%	12/01/2018	A	440,000	461,560
Traverse City Area Public Schools, Counties of Grand Traverse, Leelanau and Benzie, State of Michigan, 2010 School Building and Site Bonds (General Obligation - Unlimited Tax)	3.500%	05/01/2020	AA-	1,000,000	1,062,030
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2021	Aa3	425,000	484,177
Forest Hills Public Schools, County of Kent, State of Michigan, 2010 School Building and Site Bonds, Series II, (General Obligation - Unlimited Tax)	4.000%	05/01/2022	AA	700,000	743,267
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2011 School Building and Site Bonds, (General Obligation - Unlimited Tax)	5.000%	05/01/2022	A+	275,000	308,146
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2022	Aa3	450,000	526,036
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2012 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2023	A+	1,485,000	1,581,970
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2011 School Building and Site Bonds, (General Obligation - Unlimited Tax)	5.000%	05/01/2023	A+	400,000	448,060
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2011 School Building and Site Bonds, (General Obligation - Unlimited Tax)	5.000%	05/01/2024	A+	600,000	671,862
Howell Public Schools, County of Livingston, State of Michigan, 2011 Refunding Bonds, Series B, (General Obligation - Unlimited Tax)	5.000%	05/01/2025	A+	1,880,000	2,084,676
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2013 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2025	A+	700,000	771,708
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2025	Aa3	1,260,000	1,451,936
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2013 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2026	A+	1,290,000	1,409,893
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	4.000%	05/01/2026	Aa3	2,300,000	2,507,621
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2013 School Building and Site Bonds, Series A, (General Obligation - Unlimited Tax)	4.000%	05/01/2026	A+	3,850,000	4,268,226
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2014 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2027	A+	1,000,000	1,151,660
Hamilton Community Schools, County of Allegan, State of Michigan, 2015 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2027	AA-	500,000	553,035

22	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2017

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Michigan (Cont.)
Mattawan Consolidated School, Counties of Van Buren and Kalamazoo, State of Michigan, 2015 School Building and Site Bonds, Series I, (General Obligation - Unlimited Tax)	5.000%	05/01/2027	A+	$1,005,000	$1,187,428
City of Petoskey, County of Emmet, State of Michigan, Water Supply and Sewage Disposal System Revenue and Revenue Refunding Bonds, Series 2011	4.500%	02/01/2028	AA-	750,000	814,208
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2014 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2028	A+	765,000	878,488
Hamilton Community Schools, County of Allegan, State of Michigan, 2015 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2028	AA-	300,000	329,841
Mattawan Consolidated School, Counties of Van Buren and Kalamazoo, State of Michigan, 2015 School Building and Site Bonds, Series I, (General Obligation - Unlimited Tax)	5.000%	05/01/2028	A+	600,000	703,416
Zeeland Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2015 School Building and Site Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2029	A	700,000	812,721
Zeeland Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2015 School Building and Site Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2030	A	1,100,000	1,269,719

					26,992,109

Minnesota (1.83%)
Independent School District No. 194 (Lakeville), Minnesota, General Obligation Refunding Bonds, Series 2012D	5.000%	02/01/2022	Aa3	2,720,000	3,165,754
State of Minnesota, General Obligation State Various Purpose Bonds, Series 2009H	4.500%	11/01/2024	Aa1	185,000	198,507
Independent School District No. 276, Minnetonka Public Schools, Minnesota, General Obligation Refunding Bonds, Series 2016I	2.375%	02/01/2025	Aaa	2,805,000	2,899,388
Independent School District No. 276, Minnetonka Public Schools, Minnesota, General Obligation Refunding Bonds, Series 2016I	3.000%	02/01/2026	Aaa	1,000,000	1,060,450
Independent School District No. 720, Shakopee Public Schools, Minnesota, General Obligation School Building Bonds, Series 2015A	3.250%	02/01/2026	A2	3,860,000	4,143,749
Independent School District No. 276, Minnetonka Public Schools, Minnesota, General Obligation Refunding Bonds, Series 2016I	3.000%	02/01/2027	Aaa	1,590,000	1,661,884

					13,129,732

Mississippi (1.81%)
Mississippi Development Bank, Special Obligation Bonds, Series 2010A, (City of Jackson, Mississippi General Obligation, Refunding Project)	5.000%	03/01/2022	Baa2	1,000,000	1,080,760
Madison County School District, Madison County, Mississippi, General Obligation Refunding Bonds, Series 2012	4.000%	04/15/2022	Aa2	2,480,000	2,773,830
Mississippi Development Bank, Special Obligation Bonds, Series 2008 (Jackson Public School District General Obligation Bond Project) (Prerefunded to 04-01-2018 @ 100)(b)	5.375%	04/01/2025	NR	2,290,000	2,349,517
Mississippi Development Bank, Special Obligation Bonds, Series 2008 (Jackson Public School District General Obligation Bond Project) (Prerefunded to 04-01-2018 @ 100)(b)	5.375%	04/01/2026	NR	1,000,000	1,025,990
State of Mississippi, General Obligation Bonds, Series 2015F (Tax-Exempt)	3.000%	11/01/2026	Aa2	3,000,000	3,175,890
Mississippi Development Bank, Special Obligation Bonds, Series 2015, (Canton Public School District, Madison County, Mississippi, General Obligation Bond Project)	4.250%	12/01/2028	A1	2,305,000	2,558,181

					12,964,168

Missouri (2.40%)
The School District of Columbia, Boone County, State of Missouri, General Obligation Refunding and Improvement Bonds, Series 2012	3.500%	03/01/2022	Aa1	445,000	487,938
The School District of Columbia, Boone County, State of Missouri, General Obligation Refunding and Improvement Bonds, Series 2012	4.000%	03/01/2024	Aa1	2,050,000	2,277,202
Parkway C-2 School District, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2009 (Prerefunded to 03-01-2019 @ 100)(b)	4.625%	03/01/2025	AAA	3,000,000	3,168,720
Fort Zumwalt School District of St. Charles County, Missouri, General Obligation Refunding and Improvement Bonds, (Missouri Direct Deposit Program), Series 2015	4.000%	03/01/2027	Aa2	465,000	517,712

See accompanying notes to schedules of investments.	23

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2017

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Missouri (Cont.)
Reorganized School District No. 7 of Jackson County, Missouri (Lee’s Summit, Missouri School District), General Obligation School Building Bonds, Series 2008 (Crossover Refunding to 03-01-2018 @ 100)(b)	4.750%	03/01/2027	Aa1	$5,750,000	$5,854,592
Fort Zumwalt School District of St. Charles County, Missouri, General Obligation Refunding and Improvement Bonds, (Missouri Direct Deposit Program), Series 2015	4.000%	03/01/2028	Aa2	400,000	442,024
Platte County R-III School District of Platte County, Missouri, General Obligation School Building Bonds, Series 2008 (Crossover Refunding to 03-01-2018 @ 100)(b)	5.000%	03/01/2028	AA	2,000,000	2,038,800
Fort Zumwalt School District of St. Charles County, Missouri, General Obligation Refunding and Improvement Bonds, (Missouri Direct Deposit Program), Series 2015	4.000%	03/01/2029	Aa2	425,000	466,956
Nixa Public Schools, Christian County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2014, (Missouri Direct Deposit Program) (Partially Prerefunded)(b)	5.000%	03/01/2031	A+	750,000	818,055
Reorganized School District No. 7 of Jackson County, Missouri, (Lee’s Summit R-7), General Obligation School Building Bonds, Series 2016	5.000%	03/01/2036	AA+	1,000,000	1,167,070

					17,239,069

Montana (0.69%)
School District No. 4 (Hellgate), Missoula County, Montana, General Obligation School Building Bonds, Series 2017	3.500%	06/15/2025	A+	860,000	947,230
High School District No. 44 (Belgrade), Gallatin County, Montana, General Obligation School Building Bonds, Series 2016	3.000%	06/01/2027	A+	525,000	551,376
School District No. 4 (Hellgate), Missoula County, Montana, General Obligation School Building Bonds, Series 2017	5.000%	06/15/2032	A+	945,000	1,116,347
High School District No. 1 (Missoula), Missoula County, Montana, General Obligation School Building Bonds, Series 2017(d)	4.000%	07/01/2032	Aa3	1,010,000	1,122,312
School District No. 4 (Hellgate), Missoula County, Montana, General Obligation School Building Bonds, Series 2017	5.000%	06/15/2033	A+	1,005,000	1,182,543

					4,919,808

Nebraska (2.07%)
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	4.000%	12/15/2022	AA-	1,290,000	1,429,823
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	5.000%	12/15/2023	AA-	1,560,000	1,796,418
Douglas County School District 0001, (Omaha, Nebraska, Public Schools), General Obligation Refunding Bonds, Series 2010	4.000%	12/15/2024	Aa2	3,000,000	3,204,810
Sarpy County School District 0037, In the State of Nebraska, (Gretna Public Schools), General Obligation School Building and Refunding Bonds, Series 2015	3.000%	12/15/2024	A+	145,000	156,916
Sarpy County School District 0037, In the State of Nebraska, (Gretna Public Schools), General Obligation School Building and Refunding Bonds, Series 2015	4.000%	12/15/2025	A+	180,000	206,586
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	5.000%	12/15/2026	AA-	1,925,000	2,214,154
City of Columbus, Nebraska, Combined Revenue and Refunding Bonds, Series 2016	4.000%	12/15/2028	AA	150,000	167,859
Sarpy County School District 0037, In the State of Nebraska, (Gretna Public Schools), General Obligation School Building and Refunding Bonds, Series 2015	5.000%	12/15/2028	A+	250,000	296,245
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Bonds, Series 2012B	4.000%	01/15/2029	AA-	730,000	784,940
City of Columbus, Nebraska, Combined Revenue and Refunding Bonds, Series 2016	4.000%	12/15/2029	AA	250,000	276,500
Sarpy County School District 0037, In the State of Nebraska, (Gretna Public Schools), General Obligation School Building and Refunding Bonds, Series 2015	5.000%	12/15/2029	A+	260,000	305,544
City of Columbus, Nebraska, Combined Revenue and Refunding Bonds, Series 2016	4.000%	12/15/2030	AA	325,000	356,096
Hall County School District 0002, in the State of Nebraska, (Grand Island Public Schools), General Obligation Bonds, Series 2014	5.000%	12/15/2030	AA-	700,000	831,593
Nebraska Public Power District, General Revenue Bonds, 2014 Series A	5.000%	01/01/2031	A1	1,900,000	2,163,416
Hall County School District 0002, In the State of Nebraska, (Grand Island Public Schools), General Obligation Bonds, Series 2014	5.000%	12/15/2032	AA-	565,000	666,220

					14,857,120

24	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2017

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Nevada (0.46%)
Nevada System of Higher Education, Universities Revenue Bonds, Series 2016A	4.000%	07/01/2030	AA-	$3,045,000	$3,301,450
New Jersey (3.14%)
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General Obligation Bonds	2.500%	11/01/2018	AA	1,310,000	1,334,733
Township of Toms River, County of Ocean, New Jersey, General Improvement Bonds, Series 2010A	3.000%	06/15/2019	AA	1,900,000	1,929,697
Middlesex County Improvement Authority, (County of Middlesex, State of New Jersey), County-Guaranteed Open Space Trust Fund Revenue Bonds, Series 2009A	4.000%	12/15/2019	Aa2	1,540,000	1,642,918
The Board of Education of the Township of Millstone, in the County of Monmouth, New Jersey, School District Refunding Bonds, Series 2011	5.000%	07/15/2020	AA-	1,075,000	1,186,553
The Board of Education of the Borough of Madison, in the County of Morris, New Jersey, Refunding School Bonds, Series 2012 B	3.000%	12/15/2020	AA+	315,000	334,407
Middlesex County Improvement Authority, (County of Middlesex, State of New Jersey), County-Guaranteed Open Space Trust Fund Revenue Bonds, Series 2009A	4.000%	12/15/2020	Aa2	750,000	801,878
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General Obligation Bonds	3.000%	11/01/2021	AA	1,775,000	1,842,681
The Board of Education of the Borough of Madison, in the County of Morris, New Jersey, Refunding School Bonds, Series 2012 B	3.000%	12/15/2021	AA+	685,000	734,745
The Board of Education of the Township of South Brunswick, in the County of Middlesex, New Jersey, Refunding School Bonds	4.000%	12/01/2022	AA+	750,000	838,680
The Board of Education of the Borough of Madison, in the County of Morris, New Jersey, Refunding School Bonds, Series 2012 B	3.000%	12/15/2022	AA+	600,000	649,596
The Board of Education of the Borough of Madison, in the County of Morris, New Jersey, Refunding School Bonds, Series 2012 B	4.000%	12/15/2023	AA+	465,000	524,748
The Board of Education, of the Somerset Hills School District, in the County of Somerset, New Jersey, Refunding School Bonds, Series 2012	4.000%	03/15/2024	Aa1	2,345,000	2,602,716
The Board of Education of the Hopewell Valley Regional School District in the County of Mercer, New Jersey, School Bonds	3.500%	01/15/2027	AA	3,330,000	3,595,368
The Board of Education of the Township of Livingston, In the County of Essex, New Jersey, Refunding School Bonds	4.000%	07/15/2029	AA+	1,000,000	1,116,220
Township of Moorestown, in the County of Burlington, New Jersey, General Obligation Bonds Consisting of General Improvement Bonds and Water-Sewer Utility Bonds	4.000%	01/15/2030	Aaa	1,140,000	1,235,954
The Board of Education of the Hopewell Valley Regional School District in the County of Mercer, New Jersey, School Bonds	4.000%	01/15/2032	AA	2,000,000	2,120,980

					22,491,874

New Mexico (3.17%)
State Transportation, Refunding Revenue Bonds, (Senior Lien), Series 2010B	4.000%	06/15/2019	Aa1	3,500,000	3,691,240
Las Cruces School District No. 2, General Obligation School Bonds, Series 2011A	4.000%	08/01/2021	Aa3	1,500,000	1,623,030
Santa Fe Public School District, Santa Fe County, New Mexico, General Obligation Bonds, Series 2012	3.000%	08/01/2022	Aa2	2,000,000	2,155,040
City of Albuquerque, New Mexico, General Obligation General Purpose Bonds, Series 2012A	4.000%	07/01/2023	Aa1	2,450,000	2,623,338
Bernalillo County, New Mexico, General Obligation Refunding Bonds, Series 2015A	2.000%	08/15/2023	Aaa	1,030,000	1,063,918
Bernalillo County, New Mexico, General Obligation Refunding Bonds, Series 2015A	2.250%	08/15/2024	Aaa	1,050,000	1,083,106
Bernalillo County, New Mexico, General Obligation Bonds, Series 2015	3.000%	08/15/2025	Aaa	1,235,000	1,314,559
City of Santa Fe, New Mexico, General Obligation Bonds, Series 2013	4.000%	08/01/2026	AA	675,000	760,219
Las Cruces School District No. 2, Dona Ana County, New Mexico, General Obligation School Building Bonds, Series 2016C	3.000%	08/01/2026	Aa3	900,000	959,364
City of Santa Fe, New Mexico, General Obligation Bonds, Series 2013	4.000%	08/01/2027	AA	700,000	782,537
Las Cruces School District No. 2, Dona Ana County, New Mexico, General Obligation School Building Bonds, Series 2016C	3.250%	08/01/2027	Aa3	900,000	964,818
Rio Rancho Public School District No. 94, Sandoval County, New Mexico, General Obligation School Building Bonds, Series 2016A	3.000%	08/01/2027	A2	1,515,000	1,577,842
City of Santa Fe, New Mexico, General Obligation Bonds, Series 2013	4.000%	08/01/2028	AA	725,000	804,489
Las Cruces School District No. 2, Dona Ana County, New Mexico, General Obligation School Building Bonds, Series 2016C	3.500%	08/01/2028	Aa3	900,000	974,916

See accompanying notes to schedules of investments.	25

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2017

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
New Mexico (Cont.)
Rio Rancho Public School District No. 94, Sandoval County, New Mexico, General Obligation School Building Bonds, Series 2016A	3.125%	08/01/2028	A2	$1,515,000	$1,564,889
City of Santa Fe, New Mexico, General Obligation Bonds, Series 2013	4.000%	08/01/2029	AA	750,000	826,522

					22,769,827

New York (2.22%)
Town of Brookhaven, Suffolk County, New York, Public Improvement Serial Bonds - 2010 (Economically Defeased to 03-15-2018 @ 100)(b)	3.250%	03/15/2020	Aa2	1,665,000	1,687,211
County of Suffolk, New York, Public Improvement Serial Bonds - 2009 Series C (Economically Defeased to 10-15-2019 @ 100)(b)	4.000%	10/15/2021	A3	3,000,000	3,195,060
Hauppauge Union Free School District, Suffolk County, New York, School District Serial Bonds - 2010	4.000%	07/15/2022	Aa2	1,265,000	1,330,363
Hauppauge Union Free School District, Suffolk County, New York, School District Serial Bonds - 2010	4.000%	07/15/2023	Aa2	1,615,000	1,692,956
Miller Place Union Free School District, In the Town of Brookhaven, Suffolk County, New York, School District Serial Bonds - 2010	4.000%	02/15/2026	Aa2	460,000	464,917
The Port Authority of New York and New Jersey Consolidated Bonds, One Hundred Fifty-Third Series	4.750%	07/15/2029	Aa3	1,000,000	1,031,260
The Port Authority of New York and New Jersey Consolidated Bonds, One Hundred Seventy-Ninth Series	5.000%	12/01/2032	Aa3	3,000,000	3,556,020
New York City, Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2014 Series DD	5.000%	06/15/2035	Aa1	2,500,000	2,950,350

					15,908,137

North Carolina (1.49%)
County of Orange, North Carolina, General Obligation Refunding Bonds, Series 2011	3.000%	02/01/2019	Aaa	1,000,000	1,030,200
City of Fayetteville, North Carolina, Public Works Commission, Revenue Bonds, Series 2009B (Prerefunded to 03-01-2019 @ 100)(b)	5.000%	03/01/2022	Aa2	1,000,000	1,061,000
County of Wake, North Carolina, General Obligation Public Improvement Bonds, Series 2011	4.000%	04/01/2024	Aaa	1,000,000	1,089,840
City of Charlotte, North Carolina, General Obligation Refunding Bonds, Series 2009B	4.000%	06/01/2024	Aaa	1,000,000	1,044,070
State of North Carolina, General Obligation Public Improvement Bonds, Series 2010A (Prerefunded to 05-01-2020 @ 100)(b)	4.000%	05/01/2026	Aaa	1,000,000	1,079,430
Metropolitan Sewerage District of Buncombe County, North Carolina, Sewerage System Revenue Refunding Bonds, Series 2013	4.000%	07/01/2027	AA+	1,210,000	1,338,792
City of Gastonia, North Carolina, Combined Utilities System Revenue Bonds, Series 2015	5.000%	05/01/2028	AA-	700,000	849,415
City of Gastonia, North Carolina, Combined Utilities System Revenue Bonds, Series 2015	5.000%	05/01/2029	AA-	265,000	317,404
County of Union, North Carolina, Enterprise Systems Revenue Bonds, Series 2017	3.000%	06/01/2031	Aa1	2,850,000	2,878,785

					10,688,936

North Dakota (0.76%)
West Fargo Public School District No. 6, Cass County, North Dakota, General Obligation School Building Bonds, Series 2011	4.000%	05/01/2026	Aa3	1,000,000	1,080,370
City of Bismarck, Burleigh County, North Dakota, Refunding Improvement Bonds of 2016, Series L	3.000%	05/01/2027	Aa1	860,000	894,503
City of Bismarck, Burleigh County, North Dakota, Refunding Improvement Bonds of 2016, Series L	3.125%	05/01/2028	Aa1	845,000	876,730
City of Bismarck, Burleigh County, North Dakota, Refunding Improvement Bonds of 2016, Series L	3.250%	05/01/2029	Aa1	835,000	865,127
Bismarck Public School District No. 1, Burleigh County, North Dakota, General Obligation School Building Bonds, Series 2017	3.125%	05/01/2030	Aa2	1,695,000	1,727,866

					5,444,596

Ohio (2.97%)
Board of Education, City School District of the City of Cincinnati, County of Hamilton, Ohio, Classroom Facilities Construction and Improvement Refunding Bonds, Series 2006 (Voted General Obligation Unlimited Tax)	5.250%	12/01/2022	AA-	1,000,000	1,197,620

26	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2017

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Ohio (Cont.)
Plain Local School District, County of Stark, Ohio, General Obligation (Unlimited Tax), School Improvement Refunding Bonds, Series 2011A	4.300%	11/01/2023	AA-	$2,840,000	$3,143,227
City of Cincinnati, Ohio, Water System Revenue Bonds, Series 2012A (Prerefunded to 12-01-2021 @ 100)(b)	4.000%	12/01/2024	Aaa	2,155,000	2,417,694
Lake County Community College District, Ohio, (Lakeland Community College), Facilities Construction and Improvement Bonds, Series 2016A, (General Obligation - Unlimited Tax)	3.000%	12/01/2025	Aa2	660,000	700,583
Lake Local School District, Stark and Portage Counties, Ohio, General Obligation (Unlimited Tax), School Facilities Improvement Bonds, Series 2015	3.000%	12/01/2025	AA-	525,000	541,448
Miami University, (A State University of Ohio), General Receipts Revenue and Refunding Bonds, Series 2011	5.000%	09/01/2026	Aa3	1,430,000	1,628,312
Lake County Community College District, Ohio, (Lakeland Community College), Facilities Construction and Improvement Bonds, Series 2016A, (General Obligation - Unlimited Tax)	3.000%	12/01/2026	Aa2	865,000	911,416
Bellbrook-Sugarcreek Local School District, Counties of Greene and Warren, Ohio, School Improvement Unlimited Tax General Obligation Refunding Bonds, Series 2016	3.000%	12/01/2027	Aa2	1,000,000	1,039,260
Board of Education of the Northwest Local School District, (Counties of Hamilton and Butler, Ohio), School Improvement, Unlimited Tax General Obligation Bonds, Series 2015, (Non-Bank Qualified)	5.000%	12/01/2027	Aa2	175,000	208,915
Perrysburg Exempted Village School District, Wood County, Ohio, School Facilities Construction and Improvement Bonds, Series 2015 (General Obligation - Unlimited Tax)	4.000%	12/01/2027	Aa3	1,250,000	1,382,962
Lakewood City School District, Ohio, General Obligation (Unlimited Tax), School Facilities Improvement Bonds, Series 2014A	5.000%	11/01/2028	AA-	1,000,000	1,176,170
Bellbrook-Sugarcreek Local School District, Counties of Greene and Warren, Ohio, School Improvement Unlimited Tax General Obligation Refunding Bonds, Series 2016	4.000%	12/01/2028	Aa2	1,565,000	1,733,801
Board of Education of the Northwest Local School District, (Counties of Hamilton and Butler, Ohio), School Improvement, Unlimited Tax General Obligation Bonds, Series 2015, (Non-Bank Qualified)	5.000%	12/01/2028	Aa2	225,000	267,872
Fairfield City School District, County of Butler, Ohio, School Improvement Unlimited Tax, General Obligation Bonds, Series 2014	5.000%	11/01/2029	Aa3	800,000	953,592
Board of Education of the Northwest Local School District, (Counties of Hamilton and Butler, Ohio), School Improvement, Unlimited Tax General Obligation Bonds, Series 2015, (Non-Bank Qualified)	5.000%	12/01/2029	Aa2	200,000	237,588
Fairfield City School District, County of Butler, Ohio, School Improvement Unlimited Tax, General Obligation Bonds, Series 2014	5.000%	11/01/2030	Aa3	1,335,000	1,589,584
Board of Education of the Northwest Local School District, (Counties of Hamilton and Butler, Ohio), School Improvement, Unlimited Tax General Obligation Bonds, Series 2015, (Non-Bank Qualified)	4.000%	12/01/2030	Aa2	365,000	396,642
Lakewood City School District, Ohio, General Obligation (Unlimited Tax), School Facilities Improvement Bonds, Series 2014A	5.000%	11/01/2032	AA-	1,500,000	1,753,680

					21,280,366

Oklahoma (1.10%)
City of Tulsa, Oklahoma, General Obligation Bonds, Series 2013	4.000%	03/01/2023	AA	2,500,000	2,665,875
City of Tulsa, Oklahoma, General Obligation Bonds, Series 2016	3.000%	04/01/2028	AA	3,000,000	3,085,380
Grand River Dam Authority, Revenue Bonds, Series 2014A	5.000%	06/01/2031	A1	1,835,000	2,144,968

					7,896,223

Oregon (2.07%)
City of Portland, Oregon, First Lien Water System Revenue and Refunding Bonds, 2010 Series A (Tax Exempt)	4.000%	05/01/2021	Aaa	1,000,000	1,076,420
City of Portland, Oregon, Second Lien Sewer System Revenue and Refunding Bonds, 2008 Series B (Prerefunded to 06-15-2018 @ 100)(b)	5.000%	06/15/2023	Aa3	1,500,000	1,549,155
Central Lincoln People’s Utility District, Oregon, Electric System Revenue Bonds, Series 2016	2.250%	12/01/2024	AA-	400,000	418,532
City of Portland, Oregon, First Lien Water System Revenue Bonds, 2011 Series A	4.000%	05/01/2025	Aaa	1,330,000	1,446,747
State of Oregon, General Obligation Bonds, 2016 Series J, (Veterans’ Welfare Bonds Series 97A) (Refunding)	2.800%	06/01/2025	Aa1	655,000	686,610

See accompanying notes to schedules of investments.	27

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2017

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Oregon (Cont.)
State of Oregon, State Board of Higher Education, General Obligation Bonds 2009 Series A Serial Bonds (Prerefunded to 08-01-2018 @ 100)(b)	5.750%	08/01/2025	Aa1	$745,000	$777,959
Central Lincoln People’s Utility District, Oregon, Electric System Revenue Bonds, Series 2016	2.500%	12/01/2025	AA-	400,000	421,968
State of Oregon, General Obligation Bonds, 2016 Series J, (Veterans’ Welfare Bonds Series 97A), (Refunding)	2.850%	12/01/2025	Aa1	385,000	401,682
State of Oregon, State Board of Higher Education, General Obligation Bonds 2009 Series A Serial Bonds (Prerefunded to 08-01-2018 @ 100)(b)	5.750%	08/01/2026	Aa1	670,000	699,641
State of Oregon, State Board of Higher Education, General Obligation Bonds 2009 Series A Serial Bonds (Prerefunded to 08-01-2018 @ 100)(b)	5.750%	08/01/2027	Aa1	750,000	783,180
Tualatin Hills Park & Recreation District, Washington County, Oregon, General Obligation Bonds, Series 2009 (Prerefunded to 06-01-2019 @ 100)(b)	4.625%	06/01/2028	AA	1,335,000	1,420,934
North Clackamas School District No. 12, Clackamas County, Oregon, General Obligation Refunding Bonds, Series 2014	5.000%	06/15/2028	A+	2,500,000	3,038,275
Portland Community College District, Multnomah, Washington, Yamhill, Clackamas and Columbia Counties, Oregon, General Obligation Bonds, Series 2009 (Prerefunded to 06-15-2019 @ 100)(b)	5.000%	06/15/2029	AA	2,000,000	2,144,780

					14,865,883

Pennsylvania (1.61%)
Township of Cranberry, Butler County, Pennsylvania, General Obligation Bonds, Series of 2011	4.500%	03/01/2025	Aaa	1,605,000	1,776,591
Township of Upper St. Clair, (Allegheny County, Pennsylvania), General Obligation Bonds, Series A of 2016	3.000%	06/01/2026	AA+	430,000	460,732
Township of Cranberry, Butler County, Pennsylvania, General Obligation Bonds, Series of 2011	4.500%	03/01/2027	Aaa	2,505,000	2,750,365
Township of Hampden, (Cumberland County, Pennsylvania), General Obligation Bonds, Series of 2012	5.000%	05/15/2027	AA	1,825,000	2,040,879
Township of Hampden, (Cumberland County, Pennsylvania), General Obligation Bonds, Series of 2012 (Prerefunded to 11-15-2020 @ 100)(b)	5.000%	05/15/2027	NR	375,000	421,369
Township of Upper St. Clair, (Allegheny County, Pennsylvania), General Obligation Bonds, Series A of 2016	4.000%	06/01/2028	AA+	340,000	382,347
Township of Upper St. Clair, (Allegheny County, Pennsylvania), General Obligation Bonds, Series A of 2016	4.000%	06/01/2029	AA+	305,000	339,935
County of Northampton, Commonwealth of Pennsylvania, General Obligation Bonds, Series B of 2012 (Tax-Exempt)	5.000%	10/01/2030	AA	1,500,000	1,745,775
The Municipal Authority of the Borough of West View, (Allegheny County, Pennsylvania), Water Revenue Bonds, Series of 2014	5.000%	11/15/2031	AA	1,365,000	1,629,919

					11,547,912

South Carolina (1.73%)
Fort Mill School District No. 4 of York County, South Carolina, General Obligation Advanced Refunding Bonds, Series 2012A	4.000%	03/01/2023	Aa2	2,315,000	2,614,630
School District No. 1 of Richland County, South Carolina, General Obligation Refunding Bonds, Series 2011A	4.000%	03/01/2023	AA-	1,675,000	1,849,434
Berkeley County, South Carolina, Water and Sewer System Refunding Revenue Bonds, Series 2008A	4.750%	06/01/2025	Aa3	800,000	821,160
University of South Carolina, Higher Education Revenue Bonds, Series 2008A (Prerefunded to 06-01-2018 @ 100)(b)	4.750%	06/01/2025	Aa2	1,130,000	1,162,680
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	3.000%	12/01/2025	AA-	355,000	370,403
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	3.500%	12/01/2026	AA-	370,000	392,770
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	3.500%	12/01/2027	AA-	380,000	400,683
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	4.000%	12/01/2028	AA-	520,000	559,780
City of Columbia, South Carolina, Waterworks and Sewer System Refunding Revenue Bonds, Series 2016B	4.000%	02/01/2029	Aa1	1,045,000	1,192,523

28	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2017

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
South Carolina (Cont.)
Spartanburg Sanitary Sewer District, South Carolina, Sewer System Refunding Convertible Bonds, Series 2013B	5.000%	03/01/2030	A1	$2,160,000	$2,499,964
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	4.000%	12/01/2030	AA-	535,000	568,020

					12,432,047

South Dakota (0.04%)
Harrisburg School District 41-2, South Dakota, General Obligation Bonds, Series 2012	3.000%	07/15/2022	AA-	250,000	268,060

Tennessee (2.30%)
City of Knoxville, Tennessee, Water System Revenue Bonds, Series U-2009 (Prerefunded to 03-01-2019 @ 100)(b)	4.000%	03/01/2021	Aa1	1,050,000	1,099,382
City of Knoxville, Tennessee, Water System Revenue Refunding Bonds, Series X-2012	3.000%	03/01/2022	Aa1	655,000	694,444
The Metropolitan Government of Nashville and Davidson County (Tennessee), Electric System Revenue Bonds, 2011 Series A (Prerefunded to 05-15-2021 @ 100)(b)	4.500%	05/15/2022	AA+	2,760,000	3,103,868
City of Knoxville, Tennessee, Water System Revenue Refunding Bonds, Series X-2012	3.000%	03/01/2023	Aa1	670,000	706,816
Tennessee State School Bond Authority, Higher Educational Facilities, Second Program
Bonds, 2008 Series B (Prerefunded to 05-01-2018 @ 100)(b)	4.750%	05/01/2023	AA+	2,000,000	2,051,440
The Metropolitan Government of Nashville and Davidson County (Tennessee), General Obligation Improvement and Refunding Bonds, Series 2010A (Prerefunded to 07-01-2020 @ 100)(b)	4.000%	07/01/2023	NR	1,105,000	1,195,953
The Metropolitan Government of Nashville and Davidson County (Tennessee), General Obligation Improvement and Refunding Bonds, Series 2010A	4.000%	07/01/2023	Aa2	895,000	961,418
City of Knoxville, Tennessee, Water System Revenue Refunding Bonds, Series BB-2015	3.000%	03/01/2025	Aa1	1,170,000	1,245,547
City of Knoxville, Tennessee, Wastewater System Revenue Bonds, Series 2014A	4.000%	04/01/2028	Aa2	725,000	770,842
City of Knoxville, Tennessee, Wastewater System Revenue Bonds, Series 2014A	4.000%	04/01/2029	Aa2	750,000	794,768
City of Knoxville, Tennessee, Wastewater System Revenue Bonds, Series 2014A	4.000%	04/01/2030	Aa2	775,000	818,803
Washington County, Tennessee, General Obligation School and Improvement Bonds, Series 2017B	3.000%	06/01/2030	Aa2	850,000	860,030
Washington County, Tennessee, General Obligation School Bonds, Series 2017A	3.000%	06/01/2030	Aa2	935,000	946,033

Harpeth Valley Utilities District of Davidson and Williamson Counties, Tennessee, Utilities Revenue Bonds, Series 2014	5.000%	09/01/2031	AA	1,065,000	1,270,811

					16,520,155

Texas (3.41%)
City of Plano, Texas, (Collin and Denton Counties), General Obligation Refunding and Improvement Bonds, Series 2011	5.000%	09/01/2019	Aaa	1,000,000	1,080,110
Fort Worth Independent School District, (Tarrant County, Texas), Unlimited Tax School Building Bonds, Series 2010	4.000%	02/15/2021	AA	1,000,000	1,072,680
City of Austin, Texas (Travis, Williamson and Hays Counties), Water and Wastewater System Refunding Bonds, Series 2010A	5.000%	11/15/2025	Aa2	2,345,000	2,631,020
City of Austin, Texas, (Travis and Williamson Counties), Water and Wastewater System Revenue Refunding Bonds, Series 2009A (Prerefunded to 11-15-2019 @ 100)(b)	5.000%	11/15/2025	Aa2	2,000,000	2,177,080
Carrollton-Farmers Branch Independent School District (Dallas and Denton Counties, Texas), Unlimited Tax School Building and Refunding Bonds, Series 2008	4.625%	02/15/2026	Aa1	85,000	86,293
Hays County, Texas, Pass-Through Toll Revenue and Unlimited Tax Bonds, Series 2011 (Prerefunded to 02-15-2020 @ 100)(b)	4.750%	02/15/2026	AA	1,620,000	1,769,040
Eanes Independent School District, (A political subdivision of the State of Texas located in Travis County, Texas), Unlimited Tax School Building Bonds, Series 2015A	3.500%	08/01/2026	AA+	1,670,000	1,810,530
State of Texas, General Obligation Bonds, Water Financial Assistance Bonds, Series 2016A (Economically Distressed Areas Program)	2.250%	08/01/2026	Aaa	2,285,000	2,308,147
City of Austin, Texas (Travis and Williamson Counties), Electric Utility System Revenue Refunding Bonds, Series 2008A (Prerefunded to 11-15-2018 @ 100)(b)	5.250%	11/15/2026	Aa3	3,000,000	3,158,730
City of Austin, Texas (Travis, Williamson and Hays Counties), Water and Wastewater System Refunding Bonds, Series 2010A	5.000%	11/15/2026	Aa2	2,465,000	2,764,818
Trinity River Authority of Texas, (Tarrant County Water Project) Improvement Revenue Bonds, Series 2008 (Prerefunded to 02-01-2018 @ 100)(b)	5.750%	02/01/2027	Aa3	1,000,000	1,019,940

See accompanying notes to schedules of investments.	29

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2017

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Texas (Cont.)
Parker County, Texas, Unlimited Tax Road Bonds, Series 2009 (Prerefunded to 02-15-2019 @ 100)(b)	5.000%	02/15/2027	AA	$1,000,000	$1,059,330
State of Texas, General Obligation Bonds, Water Financial Assistance Bonds, Series 2016A (Economically Distressed Areas Program)	3.000%	08/01/2027	Aaa	2,325,000	2,476,613
Conroe Independent School District, (A political subdivision of the State of Texas located within Montgomery County, Texas) Unlimited Tax School Building Bonds, Series 2009A (Prerefunded to 02-15-2018 @ 100)(b)	5.250%	02/15/2028	Aa1	1,000,000	1,019,660

					24,433,991

Utah (0.62%)
Park City, Utah, Water Revenue Bonds, Series 2010, (Bank Qualified)	4.000%	12/15/2020	Aa2	410,000	438,458
Park City, Utah, Water Revenue Bonds, Series 2010, (Bank Qualified)	4.000%	12/15/2021	Aa2	600,000	640,242
Snyderville Basin Special Recreation District, Summit County, Utah, General Obligation Bonds, Series 2015A	3.000%	12/15/2025	Aa1	1,260,000	1,353,731
Ogden City, Utah, Sewer and Water Revenue Bonds, Series 2008 (Prerefunded to 06-15-2018 @ 100)(b)	5.000%	06/15/2029	Aa3	1,970,000	2,033,769

					4,466,200

Virginia (1.67%)
County of Chesterfield, Virginia, Water and Sewer Revenue Bonds, Series 2007 (Prerefunded to 11-01-2017 @ 100)(b)	4.250%	11/01/2020	Aaa	2,540,000	2,553,691
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Refunding Series 2009 C	4.000%	08/01/2021	Aa1	1,500,000	1,585,185
Loudon County, Virginia, General Obligation Public Improvement Bonds, Series 2011A	4.000%	12/01/2025	Aaa	1,070,000	1,154,519
Loudon County, Virginia, General Obligation Public Improvement Bonds, Series 2011A (Prerefunded to 12-01-2020 @ 100)(b)	4.000%	12/01/2025	NR	330,000	360,891
Virginia Public School Authority, Special Obligation School Financing Bonds, Fluvanna County, Series 2008 (Prerefunded to 12-01-2018 @ 100)(b)	6.250%	12/01/2026	Aa2	2,000,000	2,133,000
Loudoun County Sanitation Authority (Virginia), Water and Sewer System Revenue and Refunding Bonds, Series 2013	4.000%	01/01/2027	Aaa	650,000	727,122
County of Stafford, Virginia, General Obligation Public Improvement Bonds, Series 2013	4.000%	07/01/2030	Aa1	1,205,000	1,318,704
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Series 2012 D	4.000%	08/01/2030	Aa1	2,000,000	2,163,520

					11,996,632

Washington (5.99%)
Public Utility District No. 1 of Franklin County, Washington, Electric Revenue and Refunding Bonds, Series 2007 (Prerefunded to 09-01-2017 @ 100)(b)	4.750%	09/01/2022	A	735,000	735,000
Public Utility District No. 1 of Franklin County, Washington, Electric Revenue and Refunding Bonds, Series 2007 (Prerefunded to 09-01-2017 @ 100)(b)	4.750%	09/01/2022	A1	15,000	15,000
Issaquah School District No. 411, King County, Washington, Unlimited Tax General Obligation and Refunding Bonds, 2012	2.500%	12/01/2022	AA+	340,000	362,362
Public Utility District No. 1 of Douglas County, Washington, Electric Distribution System Revenue and Refunding Bonds, Series 2012	3.000%	12/01/2022	Aa3	620,000	667,628
Public Utility District No. 1 of Douglas County, Washington, Electric Distribution System Revenue and Refunding Bonds, Series 2012	5.000%	12/01/2023	Aa3	505,000	592,562
College Place School District No. 250, Walla Walla County, Washington, Unlimited Tax General Obligation Bonds, Series 2012	4.000%	12/01/2024	A1	1,875,000	2,094,881
Yakima School District No. 7, Yakima County, Washington, Unlimited Tax General Obligation Refunding Bonds, 2016	4.625%	12/01/2024	Aa3	235,000	253,299
Yakima School District No. 7, Yakima County, Washington, Unlimited Tax General Obligation Refunding Bonds, 2016 (Prerefunded to 12-01-2019 @ 100)(b)	4.625%	12/01/2024	NR	3,765,000	4,069,476
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008 (Prerefunded to 07-01-2018 @ 100)(b)	5.000%	01/01/2025	AA-	565,000	584,289
The City of Seattle, Washington, Municipal Light and Power Improvement and Refunding Revenue Bonds, 2008 (Prerefunded to 04-01-2019 @ 100)(b)	6.000%	04/01/2025	Aa2	1,325,000	1,432,020
Bellevue School District No. 405, King County, Washington, Unlimited Tax General Obligation Bonds, 2008 (Prerefunded to 06-01-2018 @ 100)(b)	4.750%	12/01/2025	AA+	1,000,000	1,029,300

30	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2017

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Washington (Cont.)
City of Spokane, Washington, Unlimited Tax General Obligation Bonds, 2015	3.000%	12/01/2025	Aa2	$1,295,000	$1,376,417
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation Bonds, 2008 (Prerefunded to 12-01-2018 @ 100)(b)	5.000%	12/01/2025	AA+	2,000,000	2,103,600
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation Refunding Bonds, 2015	3.500%	12/01/2025	AA+	2,000,000	2,267,320
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008 (Prerefunded to 07-01-2018 @ 100)(b)	5.000%	01/01/2026	AA-	500,000	517,070
State of Washington, Various Purpose General Obligation Refunding Bonds, Series R-2013C	4.000%	07/01/2026	Aa1	2,500,000	2,793,725
City of Tacoma, Washington, Sewer Revenue Refunding Bonds, 2016A	3.000%	12/01/2026	Aa2	350,000	377,338
City of Tacoma, Washington, Sewer Revenue Refunding Bonds, 2016A	3.250%	12/01/2027	Aa2	400,000	433,540
Hockinson School District No. 98, Clark County, Washington, Unlimited Tax General Obligation Bonds, 2015	4.000%	12/01/2027	A+	1,090,000	1,212,429
City of Camas, Washington, Water and Sewer Revenue and Refunding Bonds, 2015	4.000%	12/01/2028	Aa3	1,050,000	1,162,424
City of Tacoma, Washington, Sewer Revenue Refunding Bonds, 2016A	3.250%	12/01/2028	Aa2	350,000	375,025
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation and Refunding Bonds, 2016	4.000%	12/01/2028	AA+	1,000,000	1,126,230
Public Utility District No. 1 of Cowlitz County, Washington, Production System Revenue Refunding Bonds, 2014	5.000%	09/01/2029	A1	1,000,000	1,165,100
City of Everett, Washington, Water and Sewer Revenue Refunding Bonds, 2016	3.125%	12/01/2029	AA+	2,000,000	2,077,320
City of Tacoma, Washington, Solid Waste Revenue Refunding Bonds, 2016B	5.000%	12/01/2029	A1	1,525,000	1,818,517
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2014	5.000%	01/01/2030	AA-	985,000	1,148,126
Energy Northwest, Columbia Generating Station Electric Revenue and Refunding Bonds, Series 2015-A	5.000%	07/01/2030	AA-	5,000,000	5,996,550
Public Utility District No. 1 of Cowlitz County, Washington, Production System Revenue Refunding Bonds, 2014	5.000%	09/01/2030	A1	2,100,000	2,439,822
State of Washington, Various Purpose General Obligation Bonds, Series 2009A (Prerefunded to 07-01-2018 @ 100)(b)	5.000%	07/01/2031	Aa1	1,500,000	1,551,210

Public Utility District No. 1 of Clark County, Washington, Water System Revenue and Refunding Bonds, Series 2017	5.000%	01/01/2034	AA-	1,010,000	1,193,840

					42,971,420

West Virginia (1.57%)
West Virginia University Board of Governors, University Improvement Revenue Bonds (West Virginia University Projects), 2011 Series B	5.000%	10/01/2023	A	2,510,000	2,873,699
West Virginia University Board of Governors, University Improvement Revenue Bonds (West Virginia University Projects), 2011 Series B	5.000%	10/01/2024	A	3,200,000	3,659,584
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012	4.000%	05/01/2025	AA-	1,105,000	1,210,947
The Board of Education of the County of Braxton (West Virginia), Public School Refunding Bonds, Series 2016	4.000%	05/01/2026	AA-	350,000	400,869
The Board of Education of the County of Braxton (West Virginia), Public School Refunding Bonds, Series 2016	2.250%	05/01/2026	AA-	125,000	124,999
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012	4.000%	05/01/2026	AA-	2,180,000	2,376,789
The Board of Education of the County of Braxton (West Virginia), Public School Refunding Bonds, Series 2016	5.000%	05/01/2027	AA-	515,000	626,225

					11,273,112

Wisconsin (2.99%)
Village of Whitefish Bay, Wisconsin (Milwaukee County), General Obligation Corporate Purpose Bonds, Series 2013A	2.250%	04/01/2021	Aa1	250,000	258,432
Village of Whitefish Bay, Wisconsin (Milwaukee County), General Obligation Corporate Purpose Bonds, Series 2013A	2.500%	04/01/2022	Aa1	175,000	182,612
City of Sheboygan, Sheboygan County, Wisconsin, General Obligation Corporate Purpose Bonds, Series 2007B	4.750%	10/01/2022	AA-	800,000	882,520

See accompanying notes to schedules of investments.	31

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2017

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Wisconsin (Cont.)
Village of Whitefish Bay, Wisconsin (Milwaukee County), General Obligation Corporate Purpose Bonds, Series 2013A	2.500%	04/01/2023	Aa1	$285,000	$295,673
City of Sheboygan, Sheboygan County, Wisconsin, General Obligation Corporate Purpose Bonds, Series 2007B	4.750%	10/01/2023	AA-	300,000	330,852
Milwaukee Metropolitan Sewerage District, General Obligation Sewerage System Refunding Bonds, Series 2015C	2.500%	10/01/2024	Aa1	2,000,000	2,130,900
City of Fond Du Lac, Fond Du Lac County, Wisconsin, Waterworks System Revenue Bonds, Series 2010	5.000%	09/01/2025	A+	1,000,000	1,103,990
City of Oshkosh, Wisconsin, (Winnebago County), Water System Revenue Refunding Bonds, Series 2016G	2.000%	01/01/2026	Aa3	955,000	943,406
Muskego-Norway School District, Waukesha and Racine Counties, Wisconsin, General Obligation School Building and Improvement Bonds	3.000%	04/01/2026	AA	2,495,000	2,662,165
City of Oshkosh, Wisconsin, (Winnebago County), General Obligation Refunding Bonds, Series 2016H	2.000%	08/01/2026	Aa3	1,090,000	1,085,575
Ellsworth Community School District, Pierce County, Wisconsin, General Obligation Refunding Bonds	4.000%	04/01/2027	Aa3	340,000	378,780
Ellsworth Community School District, Pierce County, Wisconsin, General Obligation Refunding Bonds	4.000%	04/01/2028	Aa3	275,000	303,350
Ellsworth Community School District, Pierce County, Wisconsin, General Obligation Refunding Bonds	4.000%	04/01/2029	Aa3	400,000	438,424
Western Technical College District, Wisconsin, General Obligation Refunding Bonds, Series 2013C (Prerefunded to 04-01-2020 @ 100)(b)	5.000%	04/01/2029	AA+	3,000,000	3,311,700
State of Wisconsin, General Obligation Bonds of 2008, Series D (Prerefunded to 05-01-2018 @ 100)(b)	6.000%	05/01/2029	AA	1,000,000	1,033,840
Central Brown County Water Authority, Wisconsin, Water System Revenue Refunding Bonds, Series 2014A	5.000%	11/01/2029	A+	1,000,000	1,180,000
Central Brown County Water Authority, Wisconsin, Water System Revenue Refunding Bonds, Series 2014A	5.000%	11/01/2030	A+	2,000,000	2,351,340
Central Brown County Water Authority, Wisconsin, Water System Revenue Refunding Bonds, Series 2014A	5.000%	11/01/2031	A+	2,200,000	2,572,240

					21,445,799

Total Long-term Municipal Bonds
(cost $653,224,357)					680,529,960

Short-term Municipal Variable Rate Demand Notes (3.97%)
Florida (0.71%)
City of West Palm Beach, Florida, Utility System Variable Rate Revenue Bonds, Series 2008C(e)	0.820%	10/01/2038	Aa2	1,715,000	1,715,000
JEA, Variable Rate Water and Sewer System Revenue Bonds, 2008 Series A-2(e)	0.780%	10/01/2042	Aa2	900,000	900,000
Orlando Utilities Commission, Utility System Revenue Bonds, Series 2008-2(e)	0.800%	10/01/2033	Aa2	2,500,000	2,500,000

					5,115,000

Maryland (0.31%)
Washington Suburban Sanitary District (Montgomery and Prince George’s Counties, Maryand), General Obligation Multi-Modal Bond Anticipation Notes, Series A(e)	0.780%	06/01/2023	Aaa	100,000	100,000
Washington Suburban Sanitary District (Montgomery and Prince George’s Counties, Maryland), General Obligation Multi-Modal Bond Anticipation Notes, Series A-3(e)	0.780%	06/01/2023	Aaa	2,100,000	2,100,000

					2,200,000

Massachusetts (1.39%)
The Commonwealth of Massachusetts, General Obligation Refunding Bonds, 2001 Series C(e)	0.800%	01/01/2021	AA	10,000,000	10,000,000

New York (0.48%)
New York City, Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds, Adjustable Rate, Fiscal 2011 Subseries DD-2(e)	0.840%	06/15/2043	Aa1	1,500,000	1,500,000

32	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2017

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Short-term Municipal Variable Rate Demand Notes (Cont.)
New York (Cont.)
New York City, Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2014 Series BB(e)	0.840%	06/15/2025	Aa1	$1,925,000	$1,925,000

					3,425,000

North Carolina (0.70%)
City of Charlotte, North Carolina, Variable Rate Water and Sewer System Revenue Bonds, Series 2006B(e)	0.760%	07/01/2036	Aaa	5,000,000	5,000,000

Pennsylvania (0.16%)
County of Montgomery, Pennsylvania, General Obligation Bonds, Series A of 2004(e)	0.800%	08/15/2024	Aa1	1,125,000	1,125,000

Texas (0.22%)
Texas Transportation Commission, State Highway Fund First Tier Revenue Bonds, Series 2014-B1(e)	0.790%	04/01/2032	Aaa	1,600,000	1,600,000

Total Short-term Municipal Variable Rate Demand Notes
(cost $28,465,000)					28,465,000

				Shares	Value
Short-term Investments (0.41%)
JPMorgan U.S. Government Money Market Fund Capital Shares, 0.90%(f)				2,974,625	$2,974,625

Total Short-term Investments
(cost $2,974,625)					2,974,625

TOTAL INVESTMENTS (99.26%)
(cost $684,663,982)					711,969,585
OTHER ASSETS, NET OF LIABILITIES (0.74%)					5,302,358

NET ASSETS (100.00%)					$717,271,943

(a)	Ratings are not audited and represent the lower of Moody’s or S&P issuer specific ratings.

(b)	Advanced Refunded Bonds are backed by an escrow or trust containing U.S. Government, U.S. Government Agency or other securities to support the timely payment of principal and interest.

(c)	Rate shown is fixed until mandatory tender date of July 1, 2026. (d) Security purchased on a “when-issued” basis.

(e)	Rate shown is as of August 31, 2017.

(f)	Rate shown is the 7-day yield as of August 31, 2017.

NR – Not Rated

See accompanying notes to schedules of investments.	33

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

1.	Investment Objective

The State Farm Associates’ Funds Trust (the “Trust”) has four separate investment portfolios (each a “Fund” and together, the “Funds”). The Trust is registered under the Investment Company Act of 1940 as an open-end, management investment company. Each Fund has its own investment objective, investment policies, restrictions, and attendant risks and is diversified as defined in the Investment Company Act of 1940. Each Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, “Financial Services-Investment Companies.” State Farm Investment Management Corp. (“SFIMC”) is the Trust’s investment adviser.

The State Farm Growth Fund (the “Growth Fund”) seeks long-term growth of capital which may be supplemented by income. The Growth Fund seeks to achieve this objective by investing under normal circumstances at least 80% of its assets in common stocks and other income producing equity securities.

The State Farm Balanced Fund (the “Balanced Fund”) seeks long-term growth of principal while providing some current income. The Balanced Fund seeks to achieve its objective by investing under normal market conditions approximately 60% of its total assets in common stocks, and ordinarily limits its common stock investments to no more than 75% of its total assets. The Balanced Fund ordinarily invests at least 25% of its total assets in fixed income securities. The Balanced Fund invests in bonds to provide relative stability of principal and income.

The State Farm Interim Fund (the “Interim Fund”) seeks the realization over a period of years of the highest yield consistent with relatively low price volatility. The Interim Fund seeks to achieve its investment objective through investment in high quality debt securities with short and intermediate-term maturities.

The State Farm Municipal Bond Fund (the “Municipal Bond Fund”) seeks as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Municipal Bond Fund seeks to achieve its investment objective through investment primarily in a diversified selection of municipal bonds (for example, general obligation bonds of a state or bonds financing a specific project) with maturities of one to seventeen years, although from time to time SFIMC may purchase issues with longer maturities. The Municipal Bond Fund normally invests so that either (1) at least 80% of the Fund’s net investment income is exempt from regular federal income tax or (2) at least 80% of the Fund’s net assets are invested in securities that produce income exempt from regular federal income tax.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their schedules of investments in accordance with U.S. generally accepted accounting principles (“GAAP”).

Securities Valuation

All investments in securities are recorded at their fair value. For more information see Note 3 Securities Valuation.

Securities Transactions

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed).

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. It is the Funds’ policy to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments, reportable for federal income tax purposes.

For more information refer to Note 4 Income Taxes.

Foreign Currency Translation

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at August 31, 2017. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with realized and unrealized gains and losses on investment securities.

Securities Purchased on a “When-Issued” Basis

The Municipal Bond Fund may purchase municipal bonds on a “when-issued” basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. The Municipal Bond Fund identifies and holds specific liquid assets with a market value at least equal to the amount of the when-issued purchase commitments in order to ensure that it can meet those commitments. It is possible that the securities will never be issued and the commitment cancelled. At August 31, 2017, the Municipal Bond Fund had commitments of $1,117,716 (representing 0.16% of net assets) for when-issued securities.

34

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

3.	Securities Valuation

Investments are valued at fair value pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board”). The valuation procedures assign to SFIMC the responsibility for determining fair value using the processes and factors as outlined in the valuation procedures. If SFIMC cannot determine fair value based on the valuation procedures, the Board or the Executive Committee of the Board will determine fair value.

Fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in three broad levels as follows:

•	Level 1 - Unadjusted quoted prices in active markets that are accessible to the Funds for identical assets or liabilities.

•	Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, quoted prices for similar instruments in active markets, interest rates, yield curves and credit spreads. For assets or liabilities with a specified (contractual) term, a Level 2 input must be observable for substantially the full term of the asset or liability.

•	Level 3 - Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available. These inputs, based on the best information available in the circumstances, would include reasonably available information about the assumptions that a market participant would use in valuing the asset or liability and might include SFIMC’s own data.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure the fair value of an asset or liability might be categorized within different levels of the fair value hierarchy. In those cases, the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement. Changes in valuation techniques may result in transfers into or out of an assigned level within the fair value hierarchy. The end of the reporting period method is used for determining when transfers between levels of the fair value hierarchy are deemed to have occurred.

Stocks, closed-end registered investment companies and exchange-traded funds (“ETFs”) traded on securities exchanges, or in an over-the-counter (“OTC”) market in which transaction prices are reported, are valued at the last sales price on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on NASDAQ are valued at the NASDAQ Official Closing Price. Long-term debt securities and U.S. Treasury bills are generally valued using quotations provided by an independent pricing service. Short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) are generally valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund. Short sales, if any, are valued at market value.

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are valued at the closing values of such securities on the respective exchange where each security is primarily traded. SFIMC may determine that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time the net asset value of the Fund is calculated (“subsequent event”). A subsequent event might include company-specific developments, a development that might affect an entire market or region, a potential global development or a significant change in one or more U.S. securities indexes. If SFIMC determines that the market quotation for a foreign security is not reliable, SFIMC may determine the foreign security’s value in SFIMC’s reasonable judgment.

For securities other than foreign securities, for which market prices are not readily available or are considered unreliable, SFIMC is required to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s value in SFIMC’s reasonable judgment.

In determining a value based on reasonable judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, ETFs, index futures or other financial instruments in the U.S. or other markets. All securities valued based on SFIMC’s reasonable judgment are subsequently reported to the Board on a quarterly basis.

SFIMC reviews the pricing methodologies of the Funds’ approved pricing vendors, including understanding a vendor’s key inputs and assumptions in valuing securities. SFIMC also engages in transaction back-testing with respect to portfolio securities sold by the Funds to compare unrealized gains and losses to realized gains and losses.

35

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s assets and liabilities as of August 31, 2017:

	Investments in Securities

Fund	Level 1	Level 2	Level 3	Total
Growth Fund
Common Stocks (a)	$4,603,898,313	$—	$—	$4,603,898,313
Short-term Investments	38,477,310	—	—	38,477,310
Balanced Fund
Common Stocks (a)	1,182,191,979	—	—	1,182,191,979
Corporate Bonds (a)	—	414,252,580	—	414,252,580
Foreign Government Bonds	—	2,000,192	—	2,000,192
Agency Commercial Mortgage-Backed
Securities	—	84,891,103	—	84,891,103
Agency Notes & Bonds	—	3,651,656	—	3,651,656
U.S. Treasury Obligations	—	175,536,275	—	175,536,275
Short-term Investments	16,683,511	—	—	16,683,511
Interim Fund
U.S. Treasury Obligations	—	362,425,856	—	362,425,856
Short-term Investments	6,188,235	—	—	6,188,235
Municipal Bond Fund
Long-term Municipal Bonds	—	680,529,960	—	680,529,960
Short-term Municipal Variable Rate
Demand Notes	—	28,465,000	—	28,465,000
Short-term Investments	2,974,625	—	—	2,974,625

(a) Industry classification is disclosed in the Schedules of Investments.

The Funds did not hold any Level 3 securities or derivative instruments as of November 30, 2016 or for the period ended August 31, 2017. There were no transfers of securities between Level 1 and Level 2 as of August 31, 2017 as compared to November 30, 2016.

4.	Income Taxes

As of August 31, 2017, each Fund’s aggregate unrealized gains and losses for all investments based on cost for federal income tax purposes were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Growth Fund	$1,682,577,017	$2,973,215,696	$(13,417,090)	$2,959,798,606
Balanced Fund	1,122,392,481	766,539,453	(9,724,638)	756,814,815
Interim Fund	369,176,491	902,401	(1,464,801)	(562,400)
Municipal Bond Fund	684,663,982	27,870,431	(564,828)	27,305,603

For each Fund, the cost of investments for federal income tax purposes was the same as the cost of investments reflected on the Schedules of Investments.

36

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Associates’ Funds Trust

By	/s/ Joe R. Monk Jr.
Joe R. Monk Jr.
President

Date	October 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Joe R. Monk Jr.
Joe R. Monk Jr.
President

Date	October 25, 2017

By	/s/ Paul J. Smith
Paul J. Smith
Senior Vice President and Treasurer

Date	October 25, 2017